Statement of Additional Information for

IVA —

AUL American Individual Unit Trust

Individual Variable Annuity Contracts

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-03681-

317-285-1877

May 1, 2023

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2023

AUL American Individual Unit Trust

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square Indianapolis, Indiana 46206-0368

(800) 537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Individual Unit Trust, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

Contents of the Statement of Additional Information

GENERAL INFORMATION AND HISTORY
DISTRIBUTION OF CONTRACTS
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 and 408A Programs
Employee Benefit Plans
457 Programs
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax-Free Deferred Annuities
PORTFOLIO COMPANIES UNDER THE CONTRACT
FINANCIALS
NOTES TO FINANCIAL STATEMENTS
Report of Independent Auditors on Statutory Financial Statements and Supplemental Schedules
Report of Independent Registered Public Accounting Firm

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Unit Trust (the “Variable Account”), see the section entitled Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, is the distributor of the Contracts.

OneAmerica Securities, Inc. is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (FINRA).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated investment company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three (3) investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs. Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract distribution occurs, either as a lump- sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $22,500 for 2023. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e. an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludible from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $66,000 in 2023, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section  403(b)  Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 and 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service.

Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludible from the taxable income of the employee when paid.

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $22,500 in 2023, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs.

The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder. Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $6,500 per year and thereafter or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $6,500 limit. The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $66,000. Premiums paid through salary reduction are subject to additional annual limits. Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

A participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits.

Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participant will receive under the plan formula. The maximum annual benefit any participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax-Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to afterr-tax Premiums.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the participant in the year made, if any, is excluded from gross income as a return of the participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the participant’s investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludible.

The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a participant to all defined contribution plans maintained by an Employer are limited under Section  415(c)  of the Internal Revenue Code to the lesser of (a) $57,000, or (b) 100 percent of All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

PORTFOLIO COMPANIES UNDER THE CONTRACT

The following list of Portfolio Companies under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

FUND IDENTIFIER	ASSET CLASS	FUND NAME	SHARE CLASS
04-376	Foreign Equity	AB VPS International Growth Portfolio	A
04-377	Foreign Equity	AB VPS International Value Portfolio	A
04-378	Mid Cap Equity	AB VPS Small/Mid Cap Value Portfolio	A
04-500	Large Cap Equity	Alger Large Cap Growth Portfolio	I-2
04-515	Small Cap Equity	Alger Small Cap Growth Portfolio	I-2
04-410	Mid Cap Equity	American Century VP Capital Appreciation Fund	I
04-425	Balanced	American Century VP Income & Growth Fund	I
04-420	Foreign Equity	American Century VP International Fund	I
04-397	Mid Cap Equity	American Century VP Mid Cap Value Fund	II
04-122	Large Cap Equity	American Century VP Ultra Fund	I
04-520	Mid Cap Equity	Calvert VP SRI Mid Cap Growth Portfolio	N/A
04-382	Small Cap Equity	Columbia Variable Portfolio-Small Cap Value Fund	1
04-384	Specialty	Columbia Variable Portfolio-US Government Mortgage Fund	1
04-646	Small Cap Equity	BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio	Service

Portfolio Companies Under Contract (continued)

04-650	Specialty	BNY Mellon Investment Portfolios, Technology Growth Portfolio	Service
04-645	Large Cap Equity	BNY Mellon Variable Investment Fund, Appreciation Portfolio	Service
04-230	Balanced	Fidelity VIP Asset Manager Portfolio	Initial
04-245	Large Cap Equity	Fidelity VIP Contrafund Portfolio	Initial
04-205	Large Cap Equity	Fidelity VIP Equity-Income Portfolio	Initial
04-163	Managed Asset Allocation	Fidelity VIP Freedom 2005 Portfolio	Initial
04-162	Managed Asset Allocation	Fidelity VIP Freedom 2010 Portfolio	Initial
04-161	Managed Asset Allocation	Fidelity VIP Freedom 2015 Portfolio	Initial
04-159	Managed Asset Allocation	Fidelity VIP Freedom 2020 Portfolio	Initial
04-158	Managed Asset Allocation	Fidelity VIP Freedom 2025 Portfolio	Initial
04-157	Managed Asset Allocation	Fidelity VIP Freedom 2030 Portfolio	Initial
04-164	Managed Asset Allocation	Fidelity VIP Freedom Income Portfolio	Initial
04-210	Large Cap Equity	Fidelity VIP Growth Portfolio	Initial
04-215	High Yield Bond	Fidelity VIP High Income Portfolio	Initial
04-225	Large Cap Equity	Fidelity VIP Index 500 Portfolio	Initial
04-941	Mid Cap Equity	Fidelity VIP Mid Cap Portfolio	Service 2
04-220	Foreign Equity	Fidelity VIP Overseas Portfolio	Initial
04-908	Balanced	Franklin Allocation VIP Fund	1
04-906	Small Cap Equity	Franklin Small Cap Value VIP Fund	1
04-909	World Stock	Templeton Foreign VIP Fund	2
04-907	Intermediate Bond	Templeton Global Bond VIP Fund	1
04-CGK	Fixed Interest Cash	Goldman Sachs VIT Government Money Market Fund	Service
04-826	Large Cap Equity	Invesco V.I. Core Equity Fund	Series II
04-861	Large Cap Equity	Invesco V.I. Diversified Dividend Fund	Series I
04-825	Specialty	Invesco V.I. Global Real Estate Fund	Series I
04-815	Specialty	Invesco V.I. Health Care Fund	Series I
04-830	High Yield Bond	Invesco V.I. High Yield Fund	Series I
04-827	Foreign Equity	Invesco V.I. International Growth Fund	Series II
04-611	Balanced	Janus Henderson Balanced Portfolio	Service
04-607	Intermediate Bond	Janus Henderson Flexible Bond Portfolio	Institutional
04-602	Large Cap Equity	Janus Henderson Forty Portfolio	Institutional
04-606	World Stock	Janus Henderson Global Research Portfolio	Institutional
04-259	Mid Cap Equity	Janus Henderson Mid Cap Value Portfolio	Service
04-609	Foreign Equity	Janus Henderson Overseas Portfolio	Service
04-866	Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio	Service
04-870	Small Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Portfolio	I
04-875	Short Term Bond	Neuberger Berman Short Duration Bond Portfolio	I
04-CPG	Intermediate Bond	Pioneer Bond VCT Portfolio	I
04-CPF	Large Cap Equity	Pioneer Equity Income VCT Portfolio	I

Portfolio Companies Under Contract (continued)

04-598	Mid Cap Equity	Pioneer Equity Income VCT Portfolio	II
04-596	Large Cap Equity	Pioneer Fund VCT Portfolio	I
04-597	Mid Cap Equity	Pioneer Select Mid Cap Growth VCT Portfolio	I
04-750	Small Cap Equity	Royce Capital Small-Cap Portfolio	Investor
04-124	Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio	N/A
04-580	Large Cap Equity	T. Rowe Price Equity Income Portfolio	N/A
04-585	Short Term Bond	T. Rowe Price Limited-Term Bond Portfolio	N/A
04-190	Large Cap Equity	Vanguard VIF Diversified Value Portfolio	N/A
04-118	Mid Cap Equity	Vanguard VIF Mid-Cap Index Portfolio	N/A
04-119	Small Cap Equity	Vanguard VIF Small Company Growth Portfolio	N/A
04-121	Intermediate Bond	Vanguard VIF Total Bond Market Index Portfolio	N/A

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Unit Trust:

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Unit Trust indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Unit Trust as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS International Value Portfolio A Class - 04-377 (1)	Invesco V.I. Core Equity Fund Series II Class - 04-826 (1)
AB VPS Small Mid Cap Value Portfolio A Class - 04-378 (1)	Invesco V.I. Diversified Dividend Fund Series I Class - 04-861 (1)
Alger Large Cap Growth Portfolio I-2 Class - 04-500 (1)	Invesco V.I. Global Real Estate Fund Series I Class - 04-825 (1)
Alger Small Cap Growth Portfolio I-2 Class - 04-515 (1)	Invesco V.I. Health Care Fund Series I Class - 04-815 (1)
American Century VP Capital Appreciation Fund I Class - 04-410 (1)	Invesco V.I. High Yield Fund Series I Class - 04-830 (1)
American Century VP Income & Growth Fund I Class - 04-425 (1)	Invesco V.I. International Growth Fund Series II Class - 04-827 (1)
American Century VP International Fund I Class - 04-420 (1)	Janus Henderson Balanced Portfolio Service Class - 04-611 (1)
American Century VP Mid Cap Value Fund II Class - 04-397 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 04-607 (1)
American Century VP Ultra Fund I Class - 04-122 (1)	Janus Henderson Forty Portfolio Institutional Class - 04-602 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 04-646 (1)	Janus Henderson Global Research Portfolio Institutional Class - 04-606 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 04-650 (1)	Janus Henderson Mid Cap Value Portfolio Service Class - 04-259 (1)
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 04-645 (1)	Janus Henderson Overseas Portfolio Service Class - 04-609 (1)
Calvert VP SRI Mid Cap Growth Portfolio - 04-520 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 04-866 (1)
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 04-382 (1)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 04-870 (1)

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204
T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

Fidelity VIP Asset Manager Portfolio Initial Class - 04-230 (1)	Neuberger Berman Short Duration Bond Portfolio I Class - 04-875 (1)
Fidelity VIP Contrafund Portfolio Initial Class - 04-245 (1)	Pioneer Bond VCT Portfolio I Class - 04-CPG (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 04-205 (1)	Pioneer Equity Income VCT Portfolio I Class - 04-CPF (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 04-162 (1)	Pioneer Equity Income VCT Portfolio II Class - 04-598 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 04-161 (1)	Pioneer Fund VCT Portfolio I Class - 04-596 (1)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 04-159 (1)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 04-597 (1)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 04-158 (1)	Royce Capital Small-Cap Portfolio Investor Class - 04-750 (1)
Fidelity VIP Freedom 2030 Portfolio Initial Class - 04-157 (1)	T. Rowe Price Blue Chip Growth Portfolio - 04-124 (1)
Fidelity VIP Freedom Income Portfolio Initial Class - 04-164 (1)	T. Rowe Price Equity Income Portfolio - 04-580 (1)
Fidelity VIP Growth Portfolio Initial Class - 04-210 (1)	T. Rowe Price Limited-Term Bond Portfolio - 04-585 (1)
Fidelity VIP High Income Portfolio Initial Class - 04-215 (1)	Templeton Foreign VIP Fund 2 Class - 04-909 (1)
Fidelity VIP Index 500 Portfolio Initial Class - 04-225 (1)	Templeton Global Bond VIP Fund 1 Class - 04-907 (1)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 04-941 (1)	Timothy Plan Conservative Growth Variable - 04-126 (1)
Fidelity VIP Overseas Portfolio Initial Class - 04-220 (1)	Vanguard VIF Diversified Value Portfolio - 04-190 (1)
Franklin Allocation VIP Fund 1 Class - 04-908 (1)	Vanguard VIF Mid-Cap Index Portfolio - 04-118 (1)
Franklin Small Cap Value VIP Fund 1 Class - 04-906 (1)	Vanguard VIF Small Company Growth Portfolio - 04-119 (1)
Goldman Sachs VIT Government Money Market Fund Service Class - 04-CGK (1)	Vanguard VIF Total Bond Market Index Portfolio - 04-121 (1)
(1) Statement of net assets as of December 31, 2022, statement of operations for the year ended December 31, 2022, statements of changes in net assets for the years ended December 31, 2022, and 2021, and financial highlights for the years or periods ended December 31, 2022, 2021, 2020, 2019, and 2018

2

Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 24, 2023

We have served as the auditor of one or more of the subaccounts of AUL American Individual Unit Trust since 1995.

3

AUL American Individual Unit Trust Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 04-382

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$24,043	$27,339	2,090
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$24,043

	Net Assets	Units Outstanding	Accumulation Unit Value
	$24,043	1,842	$13.05

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$185
Mortality & expense charges			(310)
Net investment income (loss)			(125)

Gain (loss) on investments:
Net realized gain (loss)			73
Realized gain distributions			9,467
Net change in unrealized appreciation (depreciation)			(12,138)
Net gain (loss)			(2,598)

Increase (decrease) in net assets from operations			$(2,723)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(125)	$(159)
	Net realized gain (loss)	73	588
	Realized gain distributions	9,467	-
	Net change in unrealized appreciation (depreciation)	(12,138)	5,888

	Increase (decrease) in net assets from operations	(2,723)	6,317

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(1,098)	(1,835)
	Account charges	(5)	(5)
	Increase (decrease)	(1,103)	(1,840)
	Net increase (decrease)	(3,826)	4,477
	Net assets, beginning	27,869	23,392
	Net assets, ending	$24,043	$27,869

	Units sold	-	(1)
	Units redeemed	(83)	(136)
	Net increase (decrease)	(83)	(137)
	Units outstanding, beginning	1,925	2,062
	Units outstanding, ending	1,842	1,925

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$95,970
Cost of units redeemed/account charges			(115,042)
Net investment income (loss)			(1,815)
Net realized gain (loss)			19,769
Realized gain distributions			28,457
Net change in unrealized appreciation (depreciation)			(3,296)
Net assets			$24,043

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$13.05	2	$24	1.25%	-9.8%
12/31/2021	14.48	2	28	1.25%	27.6%
12/31/2020	11.35	2	23	1.25%	7.4%
12/31/2019	10.56	3	27	1.25%	19.8%
12/31/2018	8.81	1	7	1.25%	-19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.7%
2021	0.7%
2020	0.5%
2019	0.2%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Columbia Variable Portfolio-US Govt Mortgage Fund 1 Class - 04-384 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$4.82

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$110,828
Cost of units redeemed/account charges			(110,634)
Net investment income (loss)			(501)
Net realized gain (loss)			305
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.82	0	$0	1.25%	-15.2%
12/31/2021	5.69	0	0	1.25%	-2.2%
12/31/2020	5.81	0	0	1.25%	3.8%
12/31/2019	5.60	0	0	1.25%	5.4%
12/31/2018	5.31	0	0	1.25%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. Diversified Dividend Fund Series I Class - 04-861

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$17,386	$18,219	695
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$17,386

	Net Assets	Units Outstanding	Accumulation Unit Value
	$17,386	1,443	$12.05

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$333
Mortality & expense charges			(221)
Net investment income (loss)			112

Gain (loss) on investments:
Net realized gain (loss)			61
Realized gain distributions			2,187
Net change in unrealized appreciation (depreciation)			(2,906)
Net gain (loss)			(658)

Increase (decrease) in net assets from operations			$(546)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$112	$166
	Net realized gain (loss)	61	60
	Realized gain distributions	2,187	70
	Net change in unrealized appreciation (depreciation)	(2,906)	2,568

	Increase (decrease) in net assets from operations	(546)	2,864

	Contract owner transactions:
	Proceeds from units sold	-	1
	Cost of units redeemed	(897)	(736)
	Account charges	-	-
	Increase (decrease)	(897)	(735)
	Net increase (decrease)	(1,443)	2,129
	Net assets, beginning	18,829	16,700
	Net assets, ending	$17,386	$18,829

	Units sold	-	(1)
	Units redeemed	(74)	(62)
	Net increase (decrease)	(74)	(63)
	Units outstanding, beginning	1,517	1,580
	Units outstanding, ending	1,443	1,517

	* Date of Fund Inception into Variable Account: 4 /28 /2011
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$26,750
Cost of units redeemed/account charges			(17,463)
Net investment income (loss)			1,195
Net realized gain (loss)			3,851
Realized gain distributions			3,886
Net change in unrealized appreciation (depreciation)			(833)
Net assets			$17,386

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$12.05	1	$17	1.25%	-2.9%
12/31/2021	12.41	2	19	1.25%	17.4%
12/31/2020	10.57	2	17	1.25%	-1.1%
12/31/2019	10.69	2	18	1.25%	23.5%
12/31/2018	8.65	0	0	1.25%	-8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	2.2%
2020	2.8%
2019	5.5%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. Health Care Fund Series I Class - 04-815

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$20,742	$22,847	824
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$20,742

	Net Assets	Units Outstanding	Accumulation Unit Value
	$20,742	1,216	$17.06

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(437)
Net investment income (loss)			(437)

Gain (loss) on investments:
Net realized gain (loss)			2,303
Realized gain distributions			3,606
Net change in unrealized appreciation (depreciation)			(17,219)
Net gain (loss)			(11,310)

Increase (decrease) in net assets from operations			$(11,747)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(437)	$(1,029)
	Net realized gain (loss)	2,303	5,787
	Realized gain distributions	3,606	9,915
	Net change in unrealized appreciation (depreciation)	(17,219)	(5,119)

	Increase (decrease) in net assets from operations	(11,747)	9,554

	Contract owner transactions:
	Proceeds from units sold	1	488
	Cost of units redeemed	(60,517)	(28,825)
	Account charges	(25)	(59)
	Increase (decrease)	(60,541)	(28,396)
	Net increase (decrease)	(72,288)	(18,842)
	Net assets, beginning	93,030	111,872
	Net assets, ending	$20,742	$93,030

	Units sold	-	27
	Units redeemed	(3,452)	(1,584)
	Net increase (decrease)	(3,452)	(1,557)
	Units outstanding, beginning	4,668	6,225
	Units outstanding, ending	1,216	4,668

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$375,216
Cost of units redeemed/account charges			(452,609)
Net investment income (loss)			(14,762)
Net realized gain (loss)			35,877
Realized gain distributions			79,125
Net change in unrealized appreciation (depreciation)			(2,105)
Net assets			$20,742

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$17.06	1	$21	1.25%	-14.4%
12/31/2021	19.93	5	93	1.25%	10.9%
12/31/2020	17.97	6	112	1.25%	13.0%
12/31/2019	15.90	6	102	1.25%	30.9%
12/31/2018	12.15	8	97	1.25%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.2%
2020	0.3%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. Global Real Estate Fund Series I Class - 04-825

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$75,743	$86,423	5,808
Receivables: investments sold	-
Payables: investments purchased	(2)
Cumulative net assets	$75,741

	Net Assets	Units Outstanding	Accumulation Unit Value
	$75,741	9,214	$8.22

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$2,519
Mortality & expense charges			(1,094)
Net investment income (loss)			1,425

Gain (loss) on investments:
Net realized gain (loss)			111
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(28,756)
Net gain (loss)			(28,645)

Increase (decrease) in net assets from operations			$(27,220)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,425	$1,430
	Net realized gain (loss)	111	946
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(28,756)	18,965

	Increase (decrease) in net assets from operations	(27,220)	21,341

	Contract owner transactions:
	Proceeds from units sold	-	1
	Cost of units redeemed	(3,464)	(5,435)
	Account charges	(51)	(48)
	Increase (decrease)	(3,515)	(5,482)
	Net increase (decrease)	(30,735)	15,859
	Net assets, beginning	106,476	90,617
	Net assets, ending	$75,741	$106,476

	Units sold	-	(1)
	Units redeemed	(389)	(542)
	Net increase (decrease)	(389)	(543)
	Units outstanding, beginning	9,603	10,146
	Units outstanding, ending	9,214	9,603

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,680,662
Cost of units redeemed/account charges			(1,664,000)
Net investment income (loss)			67,051
Net realized gain (loss)			(128,387)
Realized gain distributions			131,095
Net change in unrealized appreciation (depreciation)			(10,680)
Net assets			$75,741

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$8.22	9	$76	1.25%	-25.9%
12/31/2021	11.09	10	106	1.25%	24.1%
12/31/2020	8.93	10	91	1.25%	-13.4%
12/31/2019	10.31	7	76	1.25%	21.5%
12/31/2018	8.49	8	72	1.25%	-7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.8%
2021	2.7%
2020	5.3%
2019	5.0%
2018	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. High Yield Fund Series I Class - 04-830

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$866	$1,022	192
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$866

	Net Assets	Units Outstanding	Accumulation Unit Value
	$866	90	$9.60

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$43
Mortality & expense charges			(12)
Net investment income (loss)			31

Gain (loss) on investments:
Net realized gain (loss)			(32)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(126)
Net gain (loss)			(158)

Increase (decrease) in net assets from operations			$(127)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$31	$44
	Net realized gain (loss)	(32)	(1)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(126)	(5)

	Increase (decrease) in net assets from operations	(127)	38

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(210)	(40)
	Account charges	(2)	(2)
	Increase (decrease)	(212)	(42)
	Net increase (decrease)	(339)	(4)
	Net assets, beginning	1,205	1,209
	Net assets, ending	$866	$1,205

	Units sold	-	(1)
	Units redeemed	(22)	(3)
	Net increase (decrease)	(22)	(4)
	Units outstanding, beginning	112	116
	Units outstanding, ending	90	112

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$203,976
Cost of units redeemed/account charges			(237,068)
Net investment income (loss)			32,393
Net realized gain (loss)			1,721
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(156)
Net assets			$866

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$9.60	0	$1	1.25%	-10.7%
12/31/2021	10.75	0	1	1.25%	3.1%
12/31/2020	10.42	0	1	1.25%	2.0%
12/31/2019	10.22	0	2	1.25%	12.1%
12/31/2018	9.11	1	7	1.25%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.2%
2021	4.8%
2020	4.9%
2019	7.9%
2018	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. Core Equity Fund Series II Class - 04-826

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$1,621	$2,102	66
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$1,621

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,621	115	$14.08

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$12
Mortality & expense charges			(23)
Net investment income (loss)			(11)

Gain (loss) on investments:
Net realized gain (loss)			(94)
Realized gain distributions			301
Net change in unrealized appreciation (depreciation)			(677)
Net gain (loss)			(470)

Increase (decrease) in net assets from operations			$(481)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(11)	$(18)
	Net realized gain (loss)	(94)	(21)
	Realized gain distributions	301	50
	Net change in unrealized appreciation (depreciation)	(677)	474

	Increase (decrease) in net assets from operations	(481)	485

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(152)	(132)
	Account charges	(3)	(3)
	Increase (decrease)	(155)	(135)
	Net increase (decrease)	(636)	350
	Net assets, beginning	2,257	1,907
	Net assets, ending	$1,621	$2,257

	Units sold	-	(1)
	Units redeemed	(10)	(7)
	Net increase (decrease)	(10)	(8)
	Units outstanding, beginning	125	133
	Units outstanding, ending	115	125

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,655
Cost of units redeemed/account charges			(1,649)
Net investment income (loss)			(102)
Net realized gain (loss)			(361)
Realized gain distributions			1,559
Net change in unrealized appreciation (depreciation)			(481)
Net assets			$1,621

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$14.08	0	$2	1.25%	-21.7%
12/31/2021	17.99	0	2	1.25%	25.8%
12/31/2020	14.30	0	2	1.25%	12.2%
12/31/2019	12.75	0	2	1.25%	27.1%
12/31/2018	10.04	0	2	1.25%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.4%
2020	1.0%
2019	0.1%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. International Growth Fund Series II Class - 04-827

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$22,688	$27,821	798
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$22,688

	Net Assets	Units Outstanding	Accumulation Unit Value
	$22,688	2,229	$10.18

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$338
Mortality & expense charges			(297)
Net investment income (loss)			41

Gain (loss) on investments:
Net realized gain (loss)			(154)
Realized gain distributions			2,651
Net change in unrealized appreciation (depreciation)			(8,255)
Net gain (loss)			(5,758)

Increase (decrease) in net assets from operations			$(5,717)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$41	$(58)
	Net realized gain (loss)	(154)	479
	Realized gain distributions	2,651	2,030
	Net change in unrealized appreciation (depreciation)	(8,255)	(1,104)

	Increase (decrease) in net assets from operations	(5,717)	1,347

	Contract owner transactions:
	Proceeds from units sold	1	-
	Cost of units redeemed	(1,027)	(2,586)
	Account charges	(6)	(6)
	Increase (decrease)	(1,032)	(2,592)
	Net increase (decrease)	(6,749)	(1,245)
	Net assets, beginning	29,437	30,682
	Net assets, ending	$22,688	$29,437

	Units sold	-	(1)
	Units redeemed	(99)	(202)
	Net increase (decrease)	(99)	(203)
	Units outstanding, beginning	2,328	2,531
	Units outstanding, ending	2,229	2,328

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$135,558
Cost of units redeemed/account charges			(129,564)
Net investment income (loss)			611
Net realized gain (loss)			13,254
Realized gain distributions			7,962
Net change in unrealized appreciation (depreciation)			(5,133)
Net assets			$22,688

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$10.18	2	$23	1.25%	-19.5%
12/31/2021	12.64	2	29	1.25%	4.3%
12/31/2020	12.12	3	31	1.25%	12.3%
12/31/2019	10.79	3	33	1.25%	26.6%
12/31/2018	8.52	2	15	1.25%	-16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	1.0%
2020	1.8%
2019	2.1%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust T. Rowe Price Blue Chip Growth Portfolio - 04-124

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$255,801	$277,307	8,267
Receivables: investments sold	-
Payables: investments purchased	(8)
Cumulative net assets	$255,793

	Net Assets	Units Outstanding	Accumulation Unit Value
	$255,793	13,160	$19.44

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,247)
Net investment income (loss)			(4,247)

Gain (loss) on investments:
Net realized gain (loss)			28,806
Realized gain distributions			13,554
Net change in unrealized appreciation (depreciation)			(231,909)
Net gain (loss)			(189,549)

Increase (decrease) in net assets from operations			$(193,796)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(4,247)	$(6,865)
	Net realized gain (loss)	28,806	26,819
	Realized gain distributions	13,554	58,916
	Net change in unrealized appreciation (depreciation)	(231,909)	2,530

	Increase (decrease) in net assets from operations	(193,796)	81,400

	Contract owner transactions:
	Proceeds from units sold	321	14,819
	Cost of units redeemed	(103,738)	(64,980)
	Account charges	(116)	(152)
	Increase (decrease)	(103,533)	(50,313)
	Net increase (decrease)	(297,329)	31,087
	Net assets, beginning	553,122	522,035
	Net assets, ending	$255,793	$553,122

	Units sold	12	495
	Units redeemed	(4,135)	(2,160)
	Net increase (decrease)	(4,123)	(1,665)
	Units outstanding, beginning	17,283	18,948
	Units outstanding, ending	13,160	17,283

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,191,051
Cost of units redeemed/account charges			(1,215,417)
Net investment income (loss)			(54,698)
Net realized gain (loss)			248,473
Realized gain distributions			107,890
Net change in unrealized appreciation (depreciation)			(21,506)
Net assets			$255,793

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$19.44	13	$256	1.25%	-39.3%
12/31/2021	32.00	17	553	1.25%	16.2%
12/31/2020	27.55	19	522	1.25%	32.6%
12/31/2019	20.78	14	297	1.25%	28.3%
12/31/2018	16.20	16	259	1.25%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust T. Rowe Price Equity Income Portfolio - 04-580

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$3,177,339	$2,967,743	117,631
Receivables: investments sold	-
Payables: investments purchased	(120)
Cumulative net assets	$3,177,219

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,177,219	85,566	$37.13

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$61,885
Mortality & expense charges			(41,389)
Net investment income (loss)			20,496

Gain (loss) on investments:
Net realized gain (loss)			38,775
Realized gain distributions			164,295
Net change in unrealized appreciation (depreciation)			(386,377)
Net gain (loss)			(183,307)

Increase (decrease) in net assets from operations			$(162,811)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$20,496	$10,695
	Net realized gain (loss)	38,775	125,012
	Realized gain distributions	164,295	248,588
	Net change in unrealized appreciation (depreciation)	(386,377)	389,425

	Increase (decrease) in net assets from operations	(162,811)	773,720

	Contract owner transactions:
	Proceeds from units sold	11,967	25,954
	Cost of units redeemed	(244,939)	(601,980)
	Account charges	(1,906)	(1,853)
	Increase (decrease)	(234,878)	(577,879)
	Net increase (decrease)	(397,689)	195,841
	Net assets, beginning	3,574,908	3,379,067
	Net assets, ending	$3,177,219	$3,574,908

	Units sold	320	707
	Units redeemed	(6,659)	(16,513)
	Net increase (decrease)	(6,339)	(15,806)
	Units outstanding, beginning	91,905	107,711
	Units outstanding, ending	85,566	91,905

	* Date of Fund Inception into Variable Account: 4 /28 /1995
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$52,288,930
Cost of units redeemed/account charges			(66,231,026)
Net investment income (loss)			6,111,532
Net realized gain (loss)			5,583,424
Realized gain distributions			5,214,763
Net change in unrealized appreciation (depreciation)			209,596
Net assets			$3,177,219

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$37.13	86	$3,177	1.25%	-4.5%
12/31/2021	38.90	92	3,575	1.25%	24.0%
12/31/2020	31.37	108	3,379	1.25%	-0.1%
12/31/2019	31.39	135	4,230	1.25%	24.8%
12/31/2018	25.15	145	3,641	1.25%	-10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.6%
2020	1.9%
2019	2.4%
2018	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust T. Rowe Price Limited-Term Bond Portfolio - 04-585

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$34,436	$35,836	7,502
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$34,435

	Net Assets	Units Outstanding	Accumulation Unit Value
	$34,435	5,967	$5.77

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$478
Mortality & expense charges			(302)
Net investment income (loss)			176

Gain (loss) on investments:
Net realized gain (loss)			(11)
Realized gain distributions			37
Net change in unrealized appreciation (depreciation)			(1,636)
Net gain (loss)			(1,610)

Increase (decrease) in net assets from operations			$(1,434)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$176	$22
	Net realized gain (loss)	(11)	22
	Realized gain distributions	37	149
	Net change in unrealized appreciation (depreciation)	(1,636)	(470)

	Increase (decrease) in net assets from operations	(1,434)	(277)

	Contract owner transactions:
	Proceeds from units sold	11,205	855
	Cost of units redeemed	-	(453)
	Account charges	(43)	(43)
	Increase (decrease)	11,162	359
	Net increase (decrease)	9,728	82
	Net assets, beginning	24,707	24,625
	Net assets, ending	$34,435	$24,707

	Units sold	1,937	138
	Units redeemed	(7)	(80)
	Net increase (decrease)	1,930	58
	Units outstanding, beginning	4,037	3,979
	Units outstanding, ending	5,967	4,037

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,202,566
Cost of units redeemed/account charges			(1,194,289)
Net investment income (loss)			25,408
Net realized gain (loss)			(1,031)
Realized gain distributions			3,181
Net change in unrealized appreciation (depreciation)			(1,400)
Net assets			$34,435

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.77	6	$34	1.25%	-5.7%
12/31/2021	6.12	4	25	1.25%	-1.1%
12/31/2020	6.19	4	25	1.25%	3.4%
12/31/2019	5.98	5	32	1.25%	3.1%
12/31/2018	5.81	14	81	1.25%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.3%
2020	1.9%
2019	2.4%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Alger Small Cap Growth Portfolio I-2 Class - 04-515

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$140,263	$257,460	9,884
Receivables: investments sold	-
Payables: investments purchased	(4)
Cumulative net assets	$140,259

	Net Assets	Units Outstanding	Accumulation Unit Value
	$140,259	8,068	$17.38

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,088)
Net investment income (loss)			(2,088)

Gain (loss) on investments:
Net realized gain (loss)			(3,610)
Realized gain distributions			25,835
Net change in unrealized appreciation (depreciation)			(110,509)
Net gain (loss)			(88,284)

Increase (decrease) in net assets from operations			$(90,372)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(2,088)	$(3,400)
	Net realized gain (loss)	(3,610)	12,600
	Realized gain distributions	25,835	77,038
	Net change in unrealized appreciation (depreciation)	(110,509)	(104,219)

	Increase (decrease) in net assets from operations	(90,372)	(17,981)

	Contract owner transactions:
	Proceeds from units sold	2,134	8,184
	Cost of units redeemed	(5,131)	(28,648)
	Account charges	(93)	(110)
	Increase (decrease)	(3,090)	(20,574)
	Net increase (decrease)	(93,462)	(38,555)
	Net assets, beginning	233,721	272,276
	Net assets, ending	$140,259	$233,721

	Units sold	108	254
	Units redeemed	(270)	(919)
	Net increase (decrease)	(162)	(665)
	Units outstanding, beginning	8,230	8,895
	Units outstanding, ending	8,068	8,230

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$995,785
Cost of units redeemed/account charges			(1,038,990)
Net investment income (loss)			(45,927)
Net realized gain (loss)			63,662
Realized gain distributions			282,926
Net change in unrealized appreciation (depreciation)			(117,197)
Net assets			$140,259

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$17.38	8	$140	1.25%	-38.8%
12/31/2021	28.40	8	234	1.25%	-7.2%
12/31/2020	30.61	9	272	1.25%	65.1%
12/31/2019	18.54	9	159	1.25%	27.7%
12/31/2018	14.52	9	127	1.25%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.1%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 04-500

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$3,916,728	$4,979,331	83,243
Receivables: investments sold	-
Payables: investments purchased	(143)
Cumulative net assets	$3,916,585

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,916,585	111,622	$35.09

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(62,388)
Net investment income (loss)			(62,388)

Gain (loss) on investments:
Net realized gain (loss)			47,506
Realized gain distributions			220,670
Net change in unrealized appreciation (depreciation)			(2,985,425)
Net gain (loss)			(2,717,249)

Increase (decrease) in net assets from operations			$(2,779,637)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(62,388)	$(92,954)
	Net realized gain (loss)	47,506	397,005
	Realized gain distributions	220,670	1,621,103
	Net change in unrealized appreciation (depreciation)	(2,985,425)	(1,186,069)

	Increase (decrease) in net assets from operations	(2,779,637)	739,085

	Contract owner transactions:
	Proceeds from units sold	17,634	28,497
	Cost of units redeemed	(576,802)	(656,468)
	Account charges	(3,337)	(3,927)
	Increase (decrease)	(562,505)	(631,898)
	Net increase (decrease)	(3,342,142)	107,187
	Net assets, beginning	7,258,727	7,151,540
	Net assets, ending	$3,916,585	$7,258,727

	Units sold	422	492
	Units redeemed	(14,131)	(11,548)
	Net increase (decrease)	(13,709)	(11,056)
	Units outstanding, beginning	125,331	136,387
	Units outstanding, ending	111,622	125,331

	* Date of Fund Inception into Variable Account: 4 /28 /1995
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$63,690,517
Cost of units redeemed/account charges			(71,199,420)
Net investment income (loss)			14,967,195
Net realized gain (loss)			(8,083,681)
Realized gain distributions			5,604,577
Net change in unrealized appreciation (depreciation)			(1,062,603)
Net assets			$3,916,585

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$35.09	112	$3,917	1.25%	-39.4%
12/31/2021	57.92	125	7,259	1.25%	10.5%
12/31/2020	52.44	136	7,152	1.25%	65.0%
12/31/2019	31.79	153	4,871	1.25%	25.8%
12/31/2018	25.26	169	4,260	1.25%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.2%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust AB VPS International Growth Portfolio A Class - 04-376 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.03

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$48,893
Cost of units redeemed/account charges			(53,190)
Net investment income (loss)			330
Net realized gain (loss)			3,967
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.03	0	$0	1.25%	-28.5%
12/31/2021	7.03	0	0	1.25%	6.9%
12/31/2020	6.58	0	0	1.25%	28.3%
12/31/2019	5.13	0	0	1.25%	25.9%
12/31/2018	4.07	0	0	1.25%	-18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust AB VPS International Value Portfolio A Class - 04-377

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,441	$2,496	188
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$2,441

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,441	707	$3.45

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$114
Mortality & expense charges			(30)
Net investment income (loss)			84

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(502)
Net gain (loss)			(502)

Increase (decrease) in net assets from operations			$(418)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$84	$22
	Net realized gain (loss)	-	6
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(502)	225

	Increase (decrease) in net assets from operations	(418)	253

	Contract owner transactions:
	Proceeds from units sold	-	1
	Cost of units redeemed	(2)	-
	Account charges	(2)	(2)
	Increase (decrease)	(4)	(1)
	Net increase (decrease)	(422)	252
	Net assets, beginning	2,863	2,611
	Net assets, ending	$2,441	$2,863

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	707	707
	Units outstanding, ending	707	707

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$82,589
Cost of units redeemed/account charges			(82,526)
Net investment income (loss)			3,443
Net realized gain (loss)			(1,010)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(55)
Net assets			$2,441

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$3.45	1	$2	1.25%	-14.7%
12/31/2021	4.05	1	3	1.25%	9.7%
12/31/2020	3.69	1	3	1.25%	1.2%
12/31/2019	3.65	1	4	1.25%	15.7%
12/31/2018	3.15	2	5	1.25%	-23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.3%
2021	2.1%
2020	1.4%
2019	0.7%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust AB VPS Small Mid Cap Value Portfolio A Class - 04-378

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$28,349	$29,119	1,705
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$28,349

	Net Assets	Units Outstanding	Accumulation Unit Value
	$28,349	2,211	$12.82

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$319
Mortality & expense charges			(360)
Net investment income (loss)			(41)

Gain (loss) on investments:
Net realized gain (loss)			91
Realized gain distributions			4,313
Net change in unrealized appreciation (depreciation)			(9,787)
Net gain (loss)			(5,383)

Increase (decrease) in net assets from operations			$(5,424)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(41)	$(138)
	Net realized gain (loss)	91	392
	Realized gain distributions	4,313	-
	Net change in unrealized appreciation (depreciation)	(9,787)	7,764

	Increase (decrease) in net assets from operations	(5,424)	8,018

	Contract owner transactions:
	Proceeds from units sold	1,531	1,534
	Cost of units redeemed	-	(973)
	Account charges	(8)	(8)
	Increase (decrease)	1,523	553
	Net increase (decrease)	(3,901)	8,571
	Net assets, beginning	32,250	23,679
	Net assets, ending	$28,349	$32,250

	Units sold	115	108
	Units redeemed	-	(78)
	Net increase (decrease)	115	30
	Units outstanding, beginning	2,096	2,066
	Units outstanding, ending	2,211	2,096

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$350,481
Cost of units redeemed/account charges			(454,370)
Net investment income (loss)			(11,574)
Net realized gain (loss)			(164)
Realized gain distributions			144,746
Net change in unrealized appreciation (depreciation)			(770)
Net assets			$28,349

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$12.82	2	$28	1.25%	-16.7%
12/31/2021	15.38	2	32	1.25%	34.3%
12/31/2020	11.46	2	24	1.25%	2.1%
12/31/2019	11.22	8	92	1.25%	18.6%
12/31/2018	9.46	20	188	1.25%	-16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.8%
2020	1.4%
2019	0.9%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust American Century VP Ultra Fund I Class - 04-122

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$42,002	$48,170	2,171
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$42,001

	Net Assets	Units Outstanding	Accumulation Unit Value
	$42,001	2,051	$20.48

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(620)
Net investment income (loss)			(620)

Gain (loss) on investments:
Net realized gain (loss)			12
Realized gain distributions			5,301
Net change in unrealized appreciation (depreciation)			(26,019)
Net gain (loss)			(20,706)

Increase (decrease) in net assets from operations			$(21,326)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(620)	$(632)
	Net realized gain (loss)	12	699
	Realized gain distributions	5,301	2,853
	Net change in unrealized appreciation (depreciation)	(26,019)	6,276

	Increase (decrease) in net assets from operations	(21,326)	9,196

	Contract owner transactions:
	Proceeds from units sold	-	16,721
	Cost of units redeemed	(1,228)	(1,136)
	Account charges	(10)	(9)
	Increase (decrease)	(1,238)	15,576
	Net increase (decrease)	(22,564)	24,772
	Net assets, beginning	64,565	39,793
	Net assets, ending	$42,001	$64,565

	Units sold	-	565
	Units redeemed	(55)	(38)
	Net increase (decrease)	(55)	527
	Units outstanding, beginning	2,106	1,579
	Units outstanding, ending	2,051	2,106

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$58,129
Cost of units redeemed/account charges			(31,106)
Net investment income (loss)			(3,163)
Net realized gain (loss)			5,946
Realized gain distributions			18,363
Net change in unrealized appreciation (depreciation)			(6,168)
Net assets			$42,001

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$20.48	2	$42	1.25%	-33.2%
12/31/2021	30.66	2	65	1.25%	21.6%
12/31/2020	25.21	2	40	1.25%	48.0%
12/31/2019	17.03	2	28	1.25%	32.9%
12/31/2018	12.82	1	16	1.25%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust American Century VP Mid Cap Value Fund II Class - 04-397

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$12,984	$13,178	613
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$12,984

	Net Assets	Units Outstanding	Accumulation Unit Value
	$12,984	609	$21.31

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$609
Mortality & expense charges			(356)
Net investment income (loss)			253

Gain (loss) on investments:
Net realized gain (loss)			392
Realized gain distributions			5,332
Net change in unrealized appreciation (depreciation)			(7,616)
Net gain (loss)			(1,892)

Increase (decrease) in net assets from operations			$(1,639)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$253	$(90)
	Net realized gain (loss)	392	294
	Realized gain distributions	5,332	-
	Net change in unrealized appreciation (depreciation)	(7,616)	7,419

	Increase (decrease) in net assets from operations	(1,639)	7,623

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(27,184)	(3,476)
	Account charges	(14)	(15)
	Increase (decrease)	(27,198)	(3,491)
	Net increase (decrease)	(28,837)	4,132
	Net assets, beginning	41,821	37,689
	Net assets, ending	$12,984	$41,821

	Units sold	-	-
	Units redeemed	(1,303)	(181)
	Net increase (decrease)	(1,303)	(181)
	Units outstanding, beginning	1,912	2,093
	Units outstanding, ending	609	1,912

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$259,850
Cost of units redeemed/account charges			(291,614)
Net investment income (loss)			1,163
Net realized gain (loss)			18,089
Realized gain distributions			25,690
Net change in unrealized appreciation (depreciation)			(194)
Net assets			$12,984

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$21.31	1	$13	1.25%	-2.6%
12/31/2021	21.88	2	42	1.25%	21.5%
12/31/2020	18.01	2	38	1.25%	-0.1%
12/31/2019	18.03	2	41	1.25%	27.4%
12/31/2018	14.16	3	41	1.25%	-14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	1.0%
2020	1.4%
2019	2.0%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust American Century VP Capital Appreciation Fund I Class - 04-410

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$283,055	$319,814	23,987
Receivables: investments sold	-
Payables: investments purchased	(9)
Cumulative net assets	$283,046

	Net Assets	Units Outstanding	Accumulation Unit Value
	$283,046	8,811	$32.13

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,992)
Net investment income (loss)			(3,992)

Gain (loss) on investments:
Net realized gain (loss)			(13,149)
Realized gain distributions			47,119
Net change in unrealized appreciation (depreciation)			(159,034)
Net gain (loss)			(125,064)

Increase (decrease) in net assets from operations			$(129,056)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(3,992)	$(6,387)
	Net realized gain (loss)	(13,149)	32,496
	Realized gain distributions	47,119	62,939
	Net change in unrealized appreciation (depreciation)	(159,034)	(36,608)

	Increase (decrease) in net assets from operations	(129,056)	52,440

	Contract owner transactions:
	Proceeds from units sold	1,712	1,712
	Cost of units redeemed	(41,764)	(105,583)
	Account charges	(266)	(284)
	Increase (decrease)	(40,318)	(104,155)
	Net increase (decrease)	(169,374)	(51,715)
	Net assets, beginning	452,420	504,135
	Net assets, ending	$283,046	$452,420

	Units sold	50	39
	Units redeemed	(1,238)	(2,270)
	Net increase (decrease)	(1,188)	(2,231)
	Units outstanding, beginning	9,999	12,230
	Units outstanding, ending	8,811	9,999

	* Date of Fund Inception into Variable Account: 11 /21 /1994
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$6,383,712
Cost of units redeemed/account charges			(7,046,100)
Net investment income (loss)			621,622
Net realized gain (loss)			(203,614)
Realized gain distributions			564,185
Net change in unrealized appreciation (depreciation)			(36,759)
Net assets			$283,046

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$32.13	9	$283	1.25%	-29.0%
12/31/2021	45.25	10	452	1.25%	9.8%
12/31/2020	41.22	12	504	1.25%	40.7%
12/31/2019	29.30	13	381	1.25%	33.9%
12/31/2018	21.88	14	306	1.25%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust American Century VP Income & Growth Fund I Class - 04-425

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$256,007	$312,482	35,704
Receivables: investments sold	-
Payables: investments purchased	(8)
Cumulative net assets	$255,999

	Net Assets	Units Outstanding	Accumulation Unit Value
	$255,999	17,551	$14.59

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,870
Mortality & expense charges			(3,446)
Net investment income (loss)			1,424

Gain (loss) on investments:
Net realized gain (loss)			(2,678)
Realized gain distributions			68,059
Net change in unrealized appreciation (depreciation)			(109,269)
Net gain (loss)			(43,888)

Increase (decrease) in net assets from operations			$(42,464)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,424	$(531)
	Net realized gain (loss)	(2,678)	4,614
	Realized gain distributions	68,059	44,860
	Net change in unrealized appreciation (depreciation)	(109,269)	11,101

	Increase (decrease) in net assets from operations	(42,464)	60,044

	Contract owner transactions:
	Proceeds from units sold	181	736
	Cost of units redeemed	(12,944)	(24,117)
	Account charges	(86)	(72)
	Increase (decrease)	(12,849)	(23,453)
	Net increase (decrease)	(55,313)	36,591
	Net assets, beginning	311,312	274,721
	Net assets, ending	$255,999	$311,312

	Units sold	11	50
	Units redeemed	(854)	(1,478)
	Net increase (decrease)	(843)	(1,428)
	Units outstanding, beginning	18,394	19,822
	Units outstanding, ending	17,551	18,394

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$954,257
Cost of units redeemed/account charges			(852,650)
Net investment income (loss)			29,660
Net realized gain (loss)			(33,140)
Realized gain distributions			214,347
Net change in unrealized appreciation (depreciation)			(56,475)
Net assets			$255,999

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$14.59	18	$256	1.25%	-13.8%
12/31/2021	16.92	18	311	1.25%	22.1%
12/31/2020	13.86	20	275	1.25%	10.4%
12/31/2019	12.55	13	158	1.25%	22.4%
12/31/2018	10.25	15	155	1.25%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.1%
2020	1.5%
2019	2.1%
2018	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust American Century VP International Fund I Class - 04-420

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$634,181	$642,153	66,543
Receivables: investments sold	-
Payables: investments purchased	(21)
Cumulative net assets	$634,160

	Net Assets	Units Outstanding	Accumulation Unit Value
	$634,160	38,675	$16.40

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$10,588
Mortality & expense charges			(8,768)
Net investment income (loss)			1,820

Gain (loss) on investments:
Net realized gain (loss)			(6,107)
Realized gain distributions			111,451
Net change in unrealized appreciation (depreciation)			(347,812)
Net gain (loss)			(242,468)

Increase (decrease) in net assets from operations			$(240,648)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,820	$(10,445)
	Net realized gain (loss)	(6,107)	33,999
	Realized gain distributions	111,451	27,344
	Net change in unrealized appreciation (depreciation)	(347,812)	17,542

	Increase (decrease) in net assets from operations	(240,648)	68,440

	Contract owner transactions:
	Proceeds from units sold	6,043	6,829
	Cost of units redeemed	(70,165)	(80,114)
	Account charges	(414)	(462)
	Increase (decrease)	(64,536)	(73,747)
	Net increase (decrease)	(305,184)	(5,307)
	Net assets, beginning	939,344	944,651
	Net assets, ending	$634,160	$939,344

	Units sold	355	314
	Units redeemed	(4,251)	(3,722)
	Net increase (decrease)	(3,896)	(3,408)
	Units outstanding, beginning	42,571	45,979
	Units outstanding, ending	38,675	42,571

	* Date of Fund Inception into Variable Account: 11 /10 /1994
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$17,246,787
Cost of units redeemed/account charges			(16,876,044)
Net investment income (loss)			656,679
Net realized gain (loss)			(993,912)
Realized gain distributions			608,622
Net change in unrealized appreciation (depreciation)			(7,972)
Net assets			$634,160

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$16.40	39	$634	1.25%	-25.7%
12/31/2021	22.07	43	939	1.25%	7.4%
12/31/2020	20.55	46	945	1.25%	24.3%
12/31/2019	16.53	56	930	1.25%	26.8%
12/31/2018	13.03	64	840	1.25%	-16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.3%
2021	0.2%
2020	0.4%
2019	0.9%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 04-520

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$355,140	$455,067	15,535
Receivables: investments sold	-
Payables: investments purchased	(8)
Cumulative net assets	$355,132

	Net Assets	Units Outstanding	Accumulation Unit Value
	$355,132	13,146	$27.02

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,949)
Net investment income (loss)			(4,949)

Gain (loss) on investments:
Net realized gain (loss)			(1,395)
Realized gain distributions			80,485
Net change in unrealized appreciation (depreciation)			(176,909)
Net gain (loss)			(97,819)

Increase (decrease) in net assets from operations			$(102,768)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(4,949)	$(5,519)
	Net realized gain (loss)	(1,395)	3,088
	Realized gain distributions	80,485	22,451
	Net change in unrealized appreciation (depreciation)	(176,909)	45,628

	Increase (decrease) in net assets from operations	(102,768)	65,648

	Contract owner transactions:
	Proceeds from units sold	1,552	1,111
	Cost of units redeemed	(81,016)	(20,326)
	Account charges	(452)	(510)
	Increase (decrease)	(79,916)	(19,725)
	Net increase (decrease)	(182,684)	45,923
	Net assets, beginning	537,816	491,893
	Net assets, ending	$355,132	$537,816

	Units sold	54	34
	Units redeemed	(2,738)	(651)
	Net increase (decrease)	(2,684)	(617)
	Units outstanding, beginning	15,830	16,447
	Units outstanding, ending	13,146	15,830

	* Date of Fund Inception into Variable Account: 4 /28 /1995
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$7,721,936
Cost of units redeemed/account charges			(8,880,142)
Net investment income (loss)			1,018,098
Net realized gain (loss)			(227,045)
Realized gain distributions			822,212
Net change in unrealized appreciation (depreciation)			(99,927)
Net assets			$355,132

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$27.02	13	$355	1.25%	-20.5%
12/31/2021	33.97	16	538	1.25%	13.6%
12/31/2020	29.91	16	492	1.25%	10.9%
12/31/2019	26.98	18	480	1.25%	29.7%
12/31/2018	20.80	19	405	1.25%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.2%
2020	0.4%
2019	0.5%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 04-650

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$150,096	$219,242	9,481
Receivables: investments sold	-
Payables: investments purchased	(5)
Cumulative net assets	$150,091

	Net Assets	Units Outstanding	Accumulation Unit Value
	$150,091	7,651	$19.62

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,836)
Net investment income (loss)			(2,836)

Gain (loss) on investments:
Net realized gain (loss)			49,077
Realized gain distributions			20,647
Net change in unrealized appreciation (depreciation)			(292,486)
Net gain (loss)			(222,762)

Increase (decrease) in net assets from operations			$(225,598)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(2,836)	$(8,837)
	Net realized gain (loss)	49,077	12,922
	Realized gain distributions	20,647	100,254
	Net change in unrealized appreciation (depreciation)	(292,486)	(30,666)

	Increase (decrease) in net assets from operations	(225,598)	73,673

	Contract owner transactions:
	Proceeds from units sold	3,575	4,072
	Cost of units redeemed	(342,869)	(36,820)
	Account charges	(54)	(76)
	Increase (decrease)	(339,348)	(32,824)
	Net increase (decrease)	(564,946)	40,849
	Net assets, beginning	715,037	674,188
	Net assets, ending	$150,091	$715,037

	Units sold	152	113
	Units redeemed	(11,753)	(1,054)
	Net increase (decrease)	(11,601)	(941)
	Units outstanding, beginning	19,252	20,193
	Units outstanding, ending	7,651	19,252

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,412,283
Cost of units redeemed/account charges			(1,754,956)
Net investment income (loss)			(45,621)
Net realized gain (loss)			323,404
Realized gain distributions			284,127
Net change in unrealized appreciation (depreciation)			(69,146)
Net assets			$150,091

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$19.62	8	$150	1.25%	-47.2%
12/31/2021	37.14	19	715	1.25%	11.2%
12/31/2020	33.39	20	674	1.25%	67.5%
12/31/2019	19.94	21	428	1.25%	24.0%
12/31/2018	16.08	23	367	1.25%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.1%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 04-646

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,980	$3,020	172
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$2,980

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,980	142	$20.95

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$28
Mortality & expense charges			(39)
Net investment income (loss)			(11)

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			385
Net change in unrealized appreciation (depreciation)			(1,019)
Net gain (loss)			(632)

Increase (decrease) in net assets from operations			$(643)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(11)	$(21)
	Net realized gain (loss)	2	11
	Realized gain distributions	385	47
	Net change in unrealized appreciation (depreciation)	(1,019)	680

	Increase (decrease) in net assets from operations	(643)	717

	Contract owner transactions:
	Proceeds from units sold	2	-
	Cost of units redeemed	-	-
	Account charges	(5)	(5)
	Increase (decrease)	(3)	(5)
	Net increase (decrease)	(646)	712
	Net assets, beginning	3,626	2,914
	Net assets, ending	$2,980	$3,626

	Units sold	-	(1)
	Units redeemed	-	-
	Net increase (decrease)	-	(1)
	Units outstanding, beginning	142	143
	Units outstanding, ending	142	142

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$197,903
Cost of units redeemed/account charges			(220,217)
Net investment income (loss)			(1,188)
Net realized gain (loss)			8,312
Realized gain distributions			18,210
Net change in unrealized appreciation (depreciation)			(40)
Net assets			$2,980

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$20.95	0	$3	1.25%	-17.7%
12/31/2021	25.45	0	4	1.25%	24.6%
12/31/2020	20.43	0	3	1.25%	9.3%
12/31/2019	18.70	0	3	1.25%	20.7%
12/31/2018	15.49	0	7	1.25%	-10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.8%
2021	0.7%
2020	0.9%
2019	1.4%
2018	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 04-645

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$10,710	$15,637	341
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$10,710

	Net Assets	Units Outstanding	Accumulation Unit Value
	$10,710	620	$17.27

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$47
Mortality & expense charges			(138)
Net investment income (loss)			(91)

Gain (loss) on investments:
Net realized gain (loss)			(61)
Realized gain distributions			3,308
Net change in unrealized appreciation (depreciation)			(5,714)
Net gain (loss)			(2,467)

Increase (decrease) in net assets from operations			$(2,558)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(91)	$(62)
	Net realized gain (loss)	(61)	-
	Realized gain distributions	3,308	-
	Net change in unrealized appreciation (depreciation)	(5,714)	787

	Increase (decrease) in net assets from operations	(2,558)	725

	Contract owner transactions:
	Proceeds from units sold	1	12,542
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	1	12,542
	Net increase (decrease)	(2,557)	13,267
	Net assets, beginning	13,267	-
	Net assets, ending	$10,710	$13,267

	Units sold	-	620
	Units redeemed	-	-
	Net increase (decrease)	-	620
	Units outstanding, beginning	620	-
	Units outstanding, ending	620	620

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$245,287
Cost of units redeemed/account charges			(349,734)
Net investment income (loss)			2,285
Net realized gain (loss)			31,943
Realized gain distributions			85,856
Net change in unrealized appreciation (depreciation)			(4,927)
Net assets			$10,710

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$17.27	1	$11	1.25%	-19.3%
12/31/2021	21.39	1	13	1.25%	25.2%
12/31/2020	17.08	0	0	1.25%	21.8%
12/31/2019	14.02	10	142	1.25%	34.1%
12/31/2018	10.46	11	110	1.25%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.0%
2020	1.0%
2019	0.9%
2018	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2005 Portfolio Initial Class - 04-163 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$8.70

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,391
Cost of units redeemed/account charges			(13,725)
Net investment income (loss)			370
Net realized gain (loss)			(865)
Realized gain distributions			829
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$8.70	0	$0	1.25%	-13.5%
12/31/2021	10.05	0	0	1.25%	2.8%
12/31/2020	9.78	0	0	1.25%	9.9%
12/31/2019	8.90	0	0	1.25%	12.4%
12/31/2018	7.92	0	0	1.25%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2010 Portfolio Initial Class - 04-162

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$4,682	$4,653	405
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$4,682

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,682	481	$9.73

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$106
Mortality & expense charges			(60)
Net investment income (loss)			46

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			291
Net change in unrealized appreciation (depreciation)			(1,144)
Net gain (loss)			(849)

Increase (decrease) in net assets from operations			$(803)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$46	$(10)
	Net realized gain (loss)	4	15
	Realized gain distributions	291	183
	Net change in unrealized appreciation (depreciation)	(1,144)	51

	Increase (decrease) in net assets from operations	(803)	239

	Contract owner transactions:
	Proceeds from units sold	-	1
	Cost of units redeemed	-	-
	Account charges	(4)	(4)
	Increase (decrease)	(4)	(3)
	Net increase (decrease)	(807)	236
	Net assets, beginning	5,489	5,253
	Net assets, ending	$4,682	$5,489

	Units sold	-	-
	Units redeemed	(1)	-
	Net increase (decrease)	(1)	-
	Units outstanding, beginning	482	482
	Units outstanding, ending	481	482

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$51,801
Cost of units redeemed/account charges			(49,265)
Net investment income (loss)			2,099
Net realized gain (loss)			(4,883)
Realized gain distributions			4,901
Net change in unrealized appreciation (depreciation)			29
Net assets			$4,682

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$9.73	0	$5	1.25%	-14.6%
12/31/2021	11.40	0	5	1.25%	4.6%
12/31/2020	10.90	0	5	1.25%	11.1%
12/31/2019	9.81	0	5	1.25%	14.6%
12/31/2018	8.56	0	4	1.25%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	1.1%
2020	1.3%
2019	2.2%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2015 Portfolio Initial Class - 04-161

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$16,241	$17,035	1,483
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$16,241

	Net Assets	Units Outstanding	Accumulation Unit Value
	$16,241	1,554	$10.45

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$369
Mortality & expense charges			(211)
Net investment income (loss)			158

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			1,686
Net change in unrealized appreciation (depreciation)			(4,867)
Net gain (loss)			(3,177)

Increase (decrease) in net assets from operations			$(3,019)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$158	$(77)
	Net realized gain (loss)	4	13,830
	Realized gain distributions	1,686	770
	Net change in unrealized appreciation (depreciation)	(4,867)	(12,555)

	Increase (decrease) in net assets from operations	(3,019)	1,968

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	(59,283)
	Account charges	(14)	(10)
	Increase (decrease)	(14)	(59,293)
	Net increase (decrease)	(3,033)	(57,325)
	Net assets, beginning	19,274	76,599
	Net assets, ending	$16,241	$19,274

	Units sold	-	(1)
	Units redeemed	(1)	(5,019)
	Net increase (decrease)	(1)	(5,020)
	Units outstanding, beginning	1,555	6,575
	Units outstanding, ending	1,554	1,555

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$139,902
Cost of units redeemed/account charges			(168,298)
Net investment income (loss)			5,241
Net realized gain (loss)			16,441
Realized gain distributions			23,749
Net change in unrealized appreciation (depreciation)			(794)
Net assets			$16,241

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$10.45	2	$16	1.25%	-15.7%
12/31/2021	12.39	2	19	1.25%	6.4%
12/31/2020	11.65	7	77	1.25%	12.4%
12/31/2019	10.36	7	68	1.25%	16.8%
12/31/2018	8.87	7	58	1.25%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.1%
2021	0.4%
2020	1.3%
2019	2.1%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2020 Portfolio Initial Class - 04-159

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$10.91

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$(24)
	Net realized gain (loss)	-	501
	Realized gain distributions	-	223
	Net change in unrealized appreciation (depreciation)	-	(492)

	Increase (decrease) in net assets from operations	-	208

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	(5,504)
	Account charges	-	(4)
	Increase (decrease)	-	(5,508)
	Net increase (decrease)	-	(5,300)
	Net assets, beginning	-	5,300
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	(437)
	Net increase (decrease)	-	(437)
	Units outstanding, beginning	-	437
	Units outstanding, ending	-	-

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$438,227
Cost of units redeemed/account charges			(553,236)
Net investment income (loss)			13,922
Net realized gain (loss)			59,883
Realized gain distributions			41,204
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$10.91	0	$0	1.25%	-16.7%
12/31/2021	13.10	0	0	1.25%	8.1%
12/31/2020	12.12	0	5	1.25%	13.6%
12/31/2019	10.67	0	5	1.25%	18.6%
12/31/2018	8.99	0	4	1.25%	-7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	1.2%
2019	2.1%
2018	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2025 Portfolio Initial Class - 04-158

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$4,589	$4,460	334
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$4,589

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,589	388	$11.84

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$99
Mortality & expense charges			(60)
Net investment income (loss)			39

Gain (loss) on investments:
Net realized gain (loss)			7
Realized gain distributions			313
Net change in unrealized appreciation (depreciation)			(1,335)
Net gain (loss)			(1,015)

Increase (decrease) in net assets from operations			$(976)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$39	$(9)
	Net realized gain (loss)	7	22
	Realized gain distributions	313	188
	Net change in unrealized appreciation (depreciation)	(1,335)	282

	Increase (decrease) in net assets from operations	(976)	483

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	(15)	(16)
	Increase (decrease)	(15)	(16)
	Net increase (decrease)	(991)	467
	Net assets, beginning	5,580	5,113
	Net assets, ending	$4,589	$5,580

	Units sold	-	-
	Units redeemed	(1)	(1)
	Net increase (decrease)	(1)	(1)
	Units outstanding, beginning	389	390
	Units outstanding, ending	388	389

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$80,878
Cost of units redeemed/account charges			(99,254)
Net investment income (loss)			807
Net realized gain (loss)			15,223
Realized gain distributions			6,806
Net change in unrealized appreciation (depreciation)			129
Net assets			$4,589

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$11.84	0	$5	1.25%	-17.5%
12/31/2021	14.34	0	6	1.25%	9.5%
12/31/2020	13.10	0	5	1.25%	14.5%
12/31/2019	11.44	0	4	1.25%	20.3%
12/31/2018	9.51	0	4	1.25%	-7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.1%
2020	1.2%
2019	2.1%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2030 Portfolio Initial Class - 04-157

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$23,607	$22,331	1,720
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$23,607

	Net Assets	Units Outstanding	Accumulation Unit Value
	$23,607	1,914	$12.33

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$483
Mortality & expense charges			(307)
Net investment income (loss)			176

Gain (loss) on investments:
Net realized gain (loss)			47
Realized gain distributions			1,668
Net change in unrealized appreciation (depreciation)			(7,006)
Net gain (loss)			(5,291)

Increase (decrease) in net assets from operations			$(5,115)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$176	$(42)
	Net realized gain (loss)	47	112
	Realized gain distributions	1,668	1,128
	Net change in unrealized appreciation (depreciation)	(7,006)	1,611

	Increase (decrease) in net assets from operations	(5,115)	2,809

	Contract owner transactions:
	Proceeds from units sold	241	241
	Cost of units redeemed	-	-
	Account charges	(58)	(58)
	Increase (decrease)	183	183
	Net increase (decrease)	(4,932)	2,992
	Net assets, beginning	28,539	25,547
	Net assets, ending	$23,607	$28,539

	Units sold	18	17
	Units redeemed	(4)	(4)
	Net increase (decrease)	14	13
	Units outstanding, beginning	1,900	1,887
	Units outstanding, ending	1,914	1,900

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$45,701
Cost of units redeemed/account charges			(39,558)
Net investment income (loss)			1,776
Net realized gain (loss)			4,259
Realized gain distributions			10,153
Net change in unrealized appreciation (depreciation)			1,276
Net assets			$23,607

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$12.33	2	$24	1.25%	-17.9%
12/31/2021	15.02	2	29	1.25%	11.0%
12/31/2020	13.54	2	26	1.25%	15.4%
12/31/2019	11.73	2	22	1.25%	22.9%
12/31/2018	9.54	2	23	1.25%	-8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.1%
2020	1.2%
2019	1.8%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom Income Portfolio Initial Class - 04-164

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$3,115	$3,160	293
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$3,115

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,115	403	$7.72

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$78
Mortality & expense charges			(44)
Net investment income (loss)			34

Gain (loss) on investments:
Net realized gain (loss)			8
Realized gain distributions			125
Net change in unrealized appreciation (depreciation)			(685)
Net gain (loss)			(552)

Increase (decrease) in net assets from operations			$(518)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$34	$(11)
	Net realized gain (loss)	8	60
	Realized gain distributions	125	85
	Net change in unrealized appreciation (depreciation)	(685)	(49)

	Increase (decrease) in net assets from operations	(518)	85

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(345)	(292)
	Account charges	-	-
	Increase (decrease)	(345)	(292)
	Net increase (decrease)	(863)	(207)
	Net assets, beginning	3,978	4,185
	Net assets, ending	$3,115	$3,978

	Units sold	-	-
	Units redeemed	(44)	(33)
	Net increase (decrease)	(44)	(33)
	Units outstanding, beginning	447	480
	Units outstanding, ending	403	447

	* Date of Fund Inception into Variable Account: 5 /20 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$56,824
Cost of units redeemed/account charges			(55,929)
Net investment income (loss)			839
Net realized gain (loss)			(254)
Realized gain distributions			1,680
Net change in unrealized appreciation (depreciation)			(45)
Net assets			$3,115

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.72	0	$3	1.25%	-13.1%
12/31/2021	8.89	0	4	1.25%	2.1%
12/31/2020	8.71	0	4	1.25%	9.1%
12/31/2019	7.99	1	8	1.25%	10.6%
12/31/2018	7.22	1	8	1.25%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	1.0%
2020	0.8%
2019	2.1%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Growth Portfolio Initial Class - 04-210

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$4,802,212	$4,158,774	67,151
Receivables: investments sold	-
Payables: investments purchased	(184)
Cumulative net assets	$4,802,028

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,802,028	94,874	$50.61

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$34,375
Mortality & expense charges			(69,234)
Net investment income (loss)			(34,859)

Gain (loss) on investments:
Net realized gain (loss)			186,195
Realized gain distributions			414,703
Net change in unrealized appreciation (depreciation)			(2,322,373)
Net gain (loss)			(1,721,475)

Increase (decrease) in net assets from operations			$(1,756,334)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(34,859)	$(87,010)
	Net realized gain (loss)	186,195	541,840
	Realized gain distributions	414,703	1,429,575
	Net change in unrealized appreciation (depreciation)	(2,322,373)	(520,473)

	Increase (decrease) in net assets from operations	(1,756,334)	1,363,932

	Contract owner transactions:
	Proceeds from units sold	31,021	71,121
	Cost of units redeemed	(539,749)	(864,400)
	Account charges	(2,797)	(2,878)
	Increase (decrease)	(511,525)	(796,157)
	Net increase (decrease)	(2,267,859)	567,775
	Net assets, beginning	7,069,887	6,502,112
	Net assets, ending	$4,802,028	$7,069,887

	Units sold	539	2,002
	Units redeemed	(9,876)	(14,415)
	Net increase (decrease)	(9,337)	(12,413)
	Units outstanding, beginning	104,211	116,624
	Units outstanding, ending	94,874	104,211

	* Date of Fund Inception into Variable Account: 11 /21 /1994
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$43,468,248
Cost of units redeemed/account charges			(50,514,609)
Net investment income (loss)			8,147,991
Net realized gain (loss)			(1,308,972)
Realized gain distributions			4,365,932
Net change in unrealized appreciation (depreciation)			643,438
Net assets			$4,802,028

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$50.61	95	$4,802	1.25%	-25.4%
12/31/2021	67.84	104	7,070	1.25%	21.7%
12/31/2020	55.75	117	6,502	1.25%	42.1%
12/31/2019	39.23	134	5,255	1.25%	32.6%
12/31/2018	29.58	145	4,300	1.25%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.0%
2020	0.1%
2019	0.3%
2018	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP High Income Portfolio Initial Class - 04-215

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$310,359	$373,206	70,374
Receivables: investments sold	-
Payables: investments purchased	(10)
Cumulative net assets	$310,349

	Net Assets	Units Outstanding	Accumulation Unit Value
	$310,349	23,243	$13.35

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16,658
Mortality & expense charges			(4,572)
Net investment income (loss)			12,086

Gain (loss) on investments:
Net realized gain (loss)			(10,386)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(54,363)
Net gain (loss)			(64,749)

Increase (decrease) in net assets from operations			$(52,663)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$12,086	$18,163
	Net realized gain (loss)	(10,386)	(67)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(54,363)	(4,204)

	Increase (decrease) in net assets from operations	(52,663)	13,892

	Contract owner transactions:
	Proceeds from units sold	3,502	4,683
	Cost of units redeemed	(81,787)	(41,821)
	Account charges	(187)	(193)
	Increase (decrease)	(78,472)	(37,331)
	Net increase (decrease)	(131,135)	(23,439)
	Net assets, beginning	441,484	464,923
	Net assets, ending	$310,349	$441,484

	Units sold	296	312
	Units redeemed	(5,993)	(2,797)
	Net increase (decrease)	(5,697)	(2,485)
	Units outstanding, beginning	28,940	31,425
	Units outstanding, ending	23,243	28,940

	* Date of Fund Inception into Variable Account: 11 /21 /1994
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$14,884,995
Cost of units redeemed/account charges			(15,157,991)
Net investment income (loss)			3,721,946
Net realized gain (loss)			(3,075,754)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(62,847)
Net assets			$310,349

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$13.35	23	$310	1.25%	-12.5%
12/31/2021	15.26	29	441	1.25%	3.1%
12/31/2020	14.79	31	465	1.25%	1.5%
12/31/2019	14.58	34	490	1.25%	13.7%
12/31/2018	12.83	41	528	1.25%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	4.4%
2021	5.2%
2020	4.7%
2019	4.9%
2018	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Index 500 Portfolio Initial Class - 04-225

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$7,019,024	$3,101,171	18,727
Receivables: investments sold	-
Payables: investments purchased	(257)
Cumulative net assets	$7,018,767

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,018,767	145,155	$48.35

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$113,358
Mortality & expense charges			(97,651)
Net investment income (loss)			15,707

Gain (loss) on investments:
Net realized gain (loss)			438,205
Realized gain distributions			61,737
Net change in unrealized appreciation (depreciation)			(2,299,459)
Net gain (loss)			(1,799,517)

Increase (decrease) in net assets from operations			$(1,783,810)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$15,707	$(1,472)
	Net realized gain (loss)	438,205	663,310
	Realized gain distributions	61,737	65,560
	Net change in unrealized appreciation (depreciation)	(2,299,459)	1,398,037

	Increase (decrease) in net assets from operations	(1,783,810)	2,125,435

	Contract owner transactions:
	Proceeds from units sold	29,629	42,178
	Cost of units redeemed	(636,608)	(925,847)
	Account charges	(3,803)	(3,823)
	Increase (decrease)	(610,782)	(887,492)
	Net increase (decrease)	(2,394,592)	1,237,943
	Net assets, beginning	9,413,359	8,175,416
	Net assets, ending	$7,018,767	$9,413,359

	Units sold	604	993
	Units redeemed	(12,696)	(17,160)
	Net increase (decrease)	(12,092)	(16,167)
	Units outstanding, beginning	157,247	173,414
	Units outstanding, ending	145,155	157,247

	* Date of Fund Inception into Variable Account: 11 /21 /1994
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$68,549,773
Cost of units redeemed/account charges			(80,376,004)
Net investment income (loss)			2,233,155
Net realized gain (loss)			11,459,963
Realized gain distributions			1,234,027
Net change in unrealized appreciation (depreciation)			3,917,853
Net assets			$7,018,767

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$48.35	145	$7,019	1.25%	-19.2%
12/31/2021	59.86	157	9,413	1.25%	27.0%
12/31/2020	47.14	173	8,175	1.25%	16.8%
12/31/2019	40.37	193	7,797	1.25%	29.7%
12/31/2018	31.12	212	6,583	1.25%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.2%
2020	1.6%
2019	2.0%
2018	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 04-220

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$558,008	$521,951	25,714
Receivables: investments sold	-
Payables: investments purchased	(12)
Cumulative net assets	$557,996

	Net Assets	Units Outstanding	Accumulation Unit Value
	$557,996	37,665	$14.81

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,313
Mortality & expense charges			(7,524)
Net investment income (loss)			(1,211)

Gain (loss) on investments:
Net realized gain (loss)			8,217
Realized gain distributions			5,761
Net change in unrealized appreciation (depreciation)			(215,743)
Net gain (loss)			(201,765)

Increase (decrease) in net assets from operations			$(202,976)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(1,211)	$(5,296)
	Net realized gain (loss)	8,217	18,614
	Realized gain distributions	5,761	56,237
	Net change in unrealized appreciation (depreciation)	(215,743)	53,663

	Increase (decrease) in net assets from operations	(202,976)	123,218

	Contract owner transactions:
	Proceeds from units sold	857	41,960
	Cost of units redeemed	(48,952)	(47,050)
	Account charges	(320)	(333)
	Increase (decrease)	(48,415)	(5,423)
	Net increase (decrease)	(251,391)	117,795
	Net assets, beginning	809,387	691,592
	Net assets, ending	$557,996	$809,387

	Units sold	55	2,216
	Units redeemed	(3,135)	(2,627)
	Net increase (decrease)	(3,080)	(411)
	Units outstanding, beginning	40,745	41,156
	Units outstanding, ending	37,665	40,745

	* Date of Fund Inception into Variable Account: 11 /21 /1994
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$9,052,962
Cost of units redeemed/account charges			(9,474,465)
Net investment income (loss)			1,018,235
Net realized gain (loss)			(733,282)
Realized gain distributions			658,489
Net change in unrealized appreciation (depreciation)			36,057
Net assets			$557,996

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$14.81	38	$558	1.25%	-25.4%
12/31/2021	19.86	41	809	1.25%	18.2%
12/31/2020	16.80	41	692	1.25%	14.2%
12/31/2019	14.72	48	703	1.25%	26.2%
12/31/2018	11.66	57	660	1.25%	-15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.9%
2021	0.5%
2020	0.4%
2019	1.7%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Mid Cap Portfolio Service 2 Class - 04-941

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$8,952	$8,998	286
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$8,952

	Net Assets	Units Outstanding	Accumulation Unit Value
	$8,952	494	$18.13

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$25
Mortality & expense charges			(114)
Net investment income (loss)			(89)

Gain (loss) on investments:
Net realized gain (loss)			13
Realized gain distributions			632
Net change in unrealized appreciation (depreciation)			(2,266)
Net gain (loss)			(1,621)

Increase (decrease) in net assets from operations			$(1,710)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(89)	$(88)
	Net realized gain (loss)	13	400
	Realized gain distributions	632	1,662
	Net change in unrealized appreciation (depreciation)	(2,266)	182

	Increase (decrease) in net assets from operations	(1,710)	2,156

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	(1,333)
	Account charges	(10)	(10)
	Increase (decrease)	(10)	(1,343)
	Net increase (decrease)	(1,720)	813
	Net assets, beginning	10,672	9,859
	Net assets, ending	$8,952	$10,672

	Units sold	-	(1)
	Units redeemed	-	(70)
	Net increase (decrease)	-	(71)
	Units outstanding, beginning	494	565
	Units outstanding, ending	494	494

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$90,560
Cost of units redeemed/account charges			(118,570)
Net investment income (loss)			(4,135)
Net realized gain (loss)			12,189
Realized gain distributions			28,954
Net change in unrealized appreciation (depreciation)			(46)
Net assets			$8,952

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$18.13	0	$9	1.25%	-16.0%
12/31/2021	21.59	0	11	1.25%	23.7%
12/31/2020	17.45	1	10	1.25%	16.4%
12/31/2019	14.99	1	11	1.25%	21.6%
12/31/2018	12.32	1	17	1.25%	-15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.4%
2020	0.3%
2019	0.6%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 04-230

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,180,092	$2,297,633	152,235
Receivables: investments sold	-
Payables: investments purchased	(78)
Cumulative net assets	$2,180,014

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,180,014	113,667	$19.18

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$48,124
Mortality & expense charges			(29,792)
Net investment income (loss)			18,332

Gain (loss) on investments:
Net realized gain (loss)			819
Realized gain distributions			160,858
Net change in unrealized appreciation (depreciation)			(619,638)
Net gain (loss)			(457,961)

Increase (decrease) in net assets from operations			$(439,629)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$18,332	$9,652
	Net realized gain (loss)	819	68,703
	Realized gain distributions	160,858	15,086
	Net change in unrealized appreciation (depreciation)	(619,638)	135,445

	Increase (decrease) in net assets from operations	(439,629)	228,886

	Contract owner transactions:
	Proceeds from units sold	11,240	60,864
	Cost of units redeemed	(160,350)	(384,279)
	Account charges	(810)	(832)
	Increase (decrease)	(149,920)	(324,247)
	Net increase (decrease)	(589,549)	(95,361)
	Net assets, beginning	2,769,563	2,864,924
	Net assets, ending	$2,180,014	$2,769,563

	Units sold	556	3,895
	Units redeemed	(8,203)	(18,807)
	Net increase (decrease)	(7,647)	(14,912)
	Units outstanding, beginning	121,314	136,226
	Units outstanding, ending	113,667	121,314

	* Date of Fund Inception into Variable Account: 11 /21 /1994
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$33,193,231
Cost of units redeemed/account charges			(38,561,557)
Net investment income (loss)			8,464,073
Net realized gain (loss)			(2,860,349)
Realized gain distributions			2,062,157
Net change in unrealized appreciation (depreciation)			(117,541)
Net assets			$2,180,014

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$19.18	114	$2,180	1.25%	-16.0%
12/31/2021	22.83	121	2,770	1.25%	8.6%
12/31/2020	21.03	136	2,865	1.25%	13.4%
12/31/2019	18.54	129	2,383	1.25%	16.8%
12/31/2018	15.87	139	2,199	1.25%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.9%
2021	1.6%
2020	1.5%
2019	1.8%
2018	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 04-245

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$5,173,424	$4,494,421	136,569
Receivables: investments sold	-
Payables: investments purchased	(183)
Cumulative net assets	$5,173,241

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,173,241	95,388	$54.23

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$29,114
Mortality & expense charges			(74,752)
Net investment income (loss)			(45,638)

Gain (loss) on investments:
Net realized gain (loss)			215,415
Realized gain distributions			280,588
Net change in unrealized appreciation (depreciation)			(2,586,587)
Net gain (loss)			(2,090,584)

Increase (decrease) in net assets from operations			$(2,136,222)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(45,638)	$(86,620)
	Net realized gain (loss)	215,415	228,426
	Realized gain distributions	280,588	919,473
	Net change in unrealized appreciation (depreciation)	(2,586,587)	640,798

	Increase (decrease) in net assets from operations	(2,136,222)	1,702,077

	Contract owner transactions:
	Proceeds from units sold	20,206	25,876
	Cost of units redeemed	(704,190)	(403,169)
	Account charges	(3,044)	(3,217)
	Increase (decrease)	(687,028)	(380,510)
	Net increase (decrease)	(2,823,250)	1,321,567
	Net assets, beginning	7,996,491	6,674,924
	Net assets, ending	$5,173,241	$7,996,491

	Units sold	336	1,390
	Units redeemed	(12,248)	(7,165)
	Net increase (decrease)	(11,912)	(5,775)
	Units outstanding, beginning	107,300	113,075
	Units outstanding, ending	95,388	107,300

	* Date of Fund Inception into Variable Account: 4 /28 /1995
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$46,200,609
Cost of units redeemed/account charges			(62,595,150)
Net investment income (loss)			3,881,970
Net realized gain (loss)			6,819,329
Realized gain distributions			10,187,480
Net change in unrealized appreciation (depreciation)			679,003
Net assets			$5,173,241

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$54.23	95	$5,173	1.25%	-27.2%
12/31/2021	74.52	107	7,996	1.25%	26.2%
12/31/2020	59.03	113	6,675	1.25%	28.9%
12/31/2019	45.78	138	6,338	1.25%	29.9%
12/31/2018	35.23	150	5,295	1.25%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.1%
2020	0.2%
2019	0.5%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 04-205

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$1,805,490	$1,736,917	76,630
Receivables: investments sold	-
Payables: investments purchased	(66)
Cumulative net assets	$1,805,424

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,805,424	56,440	$31.99

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$34,742
Mortality & expense charges			(24,123)
Net investment income (loss)			10,619

Gain (loss) on investments:
Net realized gain (loss)			24,427
Realized gain distributions			61,196
Net change in unrealized appreciation (depreciation)			(239,073)
Net gain (loss)			(153,450)

Increase (decrease) in net assets from operations			$(142,831)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$10,619	$13,551
	Net realized gain (loss)	24,427	35,056
	Realized gain distributions	61,196	234,999
	Net change in unrealized appreciation (depreciation)	(239,073)	157,161

	Increase (decrease) in net assets from operations	(142,831)	440,767

	Contract owner transactions:
	Proceeds from units sold	5,193	6,719
	Cost of units redeemed	(275,686)	(168,066)
	Account charges	(741)	(647)
	Increase (decrease)	(271,234)	(161,994)
	Net increase (decrease)	(414,065)	278,773
	Net assets, beginning	2,219,489	1,940,716
	Net assets, ending	$1,805,424	$2,219,489

	Units sold	158	780
	Units redeemed	(8,845)	(5,892)
	Net increase (decrease)	(8,687)	(5,112)
	Units outstanding, beginning	65,127	70,239
	Units outstanding, ending	56,440	65,127

	* Date of Fund Inception into Variable Account: 4 /28 /1995
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$24,161,367
Cost of units redeemed/account charges			(29,792,539)
Net investment income (loss)			4,031,686
Net realized gain (loss)			(151,507)
Realized gain distributions			3,487,844
Net change in unrealized appreciation (depreciation)			68,573
Net assets			$1,805,424

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$31.99	56	$1,805	1.25%	-6.1%
12/31/2021	34.08	65	2,219	1.25%	23.3%
12/31/2020	27.63	70	1,941	1.25%	5.4%
12/31/2019	26.22	77	2,031	1.25%	25.9%
12/31/2018	20.83	88	1,834	1.25%	-9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.9%
2020	1.6%
2019	2.0%
2018	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Franklin Small Cap Value VIP Fund 1 Class - 04-906

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$11,181	$13,400	839
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$11,181

	Net Assets	Units Outstanding	Accumulation Unit Value
	$11,181	862	$12.97

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$139
Mortality & expense charges			(141)
Net investment income (loss)			(2)

Gain (loss) on investments:
Net realized gain (loss)			(22)
Realized gain distributions			2,007
Net change in unrealized appreciation (depreciation)			(3,358)
Net gain (loss)			(1,373)

Increase (decrease) in net assets from operations			$(1,375)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(2)	$(14)
	Net realized gain (loss)	(22)	(2)
	Realized gain distributions	2,007	305
	Net change in unrealized appreciation (depreciation)	(3,358)	2,175

	Increase (decrease) in net assets from operations	(1,375)	2,464

	Contract owner transactions:
	Proceeds from units sold	-	1
	Cost of units redeemed	-	(380)
	Account charges	(11)	(7)
	Increase (decrease)	(11)	(386)
	Net increase (decrease)	(1,386)	2,078
	Net assets, beginning	12,567	10,489
	Net assets, ending	$11,181	$12,567

	Units sold	(1)	(1)
	Units redeemed	-	(30)
	Net increase (decrease)	(1)	(31)
	Units outstanding, beginning	863	894
	Units outstanding, ending	862	863

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$114,421
Cost of units redeemed/account charges			(118,961)
Net investment income (loss)			(665)
Net realized gain (loss)			1,292
Realized gain distributions			17,313
Net change in unrealized appreciation (depreciation)			(2,219)
Net assets			$11,181

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$12.97	1	$11	1.25%	-10.9%
12/31/2021	14.56	1	13	1.25%	24.1%
12/31/2020	11.73	1	10	1.25%	4.1%
12/31/2019	11.27	1	11	1.25%	25.2%
12/31/2018	9.00	2	20	1.25%	-13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	1.2%
2020	1.4%
2019	1.8%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Templeton Global Bond VIP Fund 1 Class - 04-907

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$15,894	$22,353	1,208
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$15,894

	Net Assets	Units Outstanding	Accumulation Unit Value
	$15,894	2,547	$6.24

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(199)
Net investment income (loss)			(199)

Gain (loss) on investments:
Net realized gain (loss)			(138)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(688)
Net gain (loss)			(826)

Increase (decrease) in net assets from operations			$(1,025)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(199)	$(219)
	Net realized gain (loss)	(138)	(387)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(688)	(456)

	Increase (decrease) in net assets from operations	(1,025)	(1,062)

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(107)	(1,072)
	Account charges	(34)	(33)
	Increase (decrease)	(141)	(1,105)
	Net increase (decrease)	(1,166)	(2,167)
	Net assets, beginning	17,060	19,227
	Net assets, ending	$15,894	$17,060

	Units sold	-	(1)
	Units redeemed	(22)	(158)
	Net increase (decrease)	(22)	(159)
	Units outstanding, beginning	2,569	2,728
	Units outstanding, ending	2,547	2,569

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$487,014
Cost of units redeemed/account charges			(496,412)
Net investment income (loss)			57,809
Net realized gain (loss)			(32,543)
Realized gain distributions			6,485
Net change in unrealized appreciation (depreciation)			(6,459)
Net assets			$15,894

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$6.24	3	$16	1.25%	-6.0%
12/31/2021	6.64	3	17	1.25%	-5.8%
12/31/2020	7.05	3	19	1.25%	-6.3%
12/31/2019	7.52	3	21	1.25%	1.0%
12/31/2018	7.45	3	20	1.25%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	8.3%
2019	6.9%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Franklin Allocation VIP Fund 1 Class - 04-908

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$5,842	$7,852	1,309
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$5,842

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,842	719	$8.13

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$122
Mortality & expense charges			(78)
Net investment income (loss)			44

Gain (loss) on investments:
Net realized gain (loss)			(116)
Realized gain distributions			604
Net change in unrealized appreciation (depreciation)			(1,761)
Net gain (loss)			(1,273)

Increase (decrease) in net assets from operations			$(1,229)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$44	$21
	Net realized gain (loss)	(116)	(589)
	Realized gain distributions	604	-
	Net change in unrealized appreciation (depreciation)	(1,761)	1,565

	Increase (decrease) in net assets from operations	(1,229)	997

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(321)	(7,007)
	Account charges	(3)	(5)
	Increase (decrease)	(324)	(7,012)
	Net increase (decrease)	(1,553)	(6,015)
	Net assets, beginning	7,395	13,410
	Net assets, ending	$5,842	$7,395

	Units sold	-	-
	Units redeemed	(39)	(759)
	Net increase (decrease)	(39)	(759)
	Units outstanding, beginning	758	1,517
	Units outstanding, ending	719	758

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$26,622
Cost of units redeemed/account charges			(26,082)
Net investment income (loss)			2,986
Net realized gain (loss)			(3,083)
Realized gain distributions			7,409
Net change in unrealized appreciation (depreciation)			(2,010)
Net assets			$5,842

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$8.13	1	$6	1.25%	-16.7%
12/31/2021	9.76	1	7	1.25%	10.4%
12/31/2020	8.84	2	13	1.25%	10.8%
12/31/2019	7.98	2	12	1.25%	18.5%
12/31/2018	6.73	2	11	1.25%	-10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.8%
2021	1.3%
2020	1.6%
2019	3.8%
2018	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Templeton Foreign VIP Fund 2 Class - 04-909

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$4,515	$5,193	371
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$4,515

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,515	590	$7.66

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$139
Mortality & expense charges			(56)
Net investment income (loss)			83

Gain (loss) on investments:
Net realized gain (loss)			(13)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(506)
Net gain (loss)			(519)

Increase (decrease) in net assets from operations			$(436)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$83	$29
	Net realized gain (loss)	(13)	5
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(506)	162

	Increase (decrease) in net assets from operations	(436)	196

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(26)	(971)
	Account charges	(10)	(10)
	Increase (decrease)	(36)	(981)
	Net increase (decrease)	(472)	(785)
	Net assets, beginning	4,987	5,772
	Net assets, ending	$4,515	$4,987

	Units sold	-	(1)
	Units redeemed	(4)	(113)
	Net increase (decrease)	(4)	(114)
	Units outstanding, beginning	594	708
	Units outstanding, ending	590	594

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$150,034
Cost of units redeemed/account charges			(152,829)
Net investment income (loss)			4,636
Net realized gain (loss)			1,090
Realized gain distributions			2,262
Net change in unrealized appreciation (depreciation)			(678)
Net assets			$4,515

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.66	1	$5	1.25%	-8.8%
12/31/2021	8.39	1	5	1.25%	2.9%
12/31/2020	8.16	1	6	1.25%	-2.4%
12/31/2019	8.36	1	9	1.25%	11.1%
12/31/2018	7.52	2	15	1.25%	-16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.9%
2021	1.8%
2020	2.6%
2019	2.1%
2018	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Goldman Sachs VIT Government Money Market Fund Service Class - 04-CGK

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$482,217	$482,217	482,208
Receivables: investments sold	-
Payables: investments purchased	(9)
Cumulative net assets	$482,208

	Net Assets	Units Outstanding	Accumulation Unit Value
	$482,208	99,769	$4.83

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,856
Mortality & expense charges			(7,034)
Net investment income (loss)			(178)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$(179)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(178)	$(8,543)
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(1)	1

	Increase (decrease) in net assets from operations	(179)	(8,542)

	Contract owner transactions:
	Proceeds from units sold	26,187	243,802
	Cost of units redeemed	(204,885)	(266,025)
	Account charges	(534)	(628)
	Increase (decrease)	(179,232)	(22,851)
	Net increase (decrease)	(179,411)	(31,393)
	Net assets, beginning	661,619	693,012
	Net assets, ending	$482,208	$661,619

	Units sold	5,828	50,113
	Units redeemed	(43,108)	(54,841)
	Net increase (decrease)	(37,280)	(4,728)
	Units outstanding, beginning	137,049	141,777
	Units outstanding, ending	99,769	137,049

	* Date of Fund Inception into Variable Account: 11 /19 /2015
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$4,259,052
Cost of units redeemed/account charges			(3,748,588)
Net investment income (loss)			(28,256)
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$482,208

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.83	100	$482	1.25%	0.1%
12/31/2021	4.83	137	662	1.25%	-1.2%
12/31/2020	4.89	142	693	1.25%	-1.0%
12/31/2019	4.94	133	658	1.25%	0.6%
12/31/2018	4.91	139	680	1.25%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.2%
2021	0.0%
2020	0.3%
2019	1.7%
2018	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 04-606

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$955	$987	19
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$955

	Net Assets	Units Outstanding	Accumulation Unit Value
	$955	76	$12.58

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$16
Mortality & expense charges			(12)
Net investment income (loss)			4

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			106
Net change in unrealized appreciation (depreciation)			(358)
Net gain (loss)			(254)

Increase (decrease) in net assets from operations			$(250)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$4	$(9)
	Net realized gain (loss)	(2)	-
	Realized gain distributions	106	52
	Net change in unrealized appreciation (depreciation)	(358)	120

	Increase (decrease) in net assets from operations	(250)	163

	Contract owner transactions:
	Proceeds from units sold	-	1
	Cost of units redeemed	(1)	12
	Account charges	(1)	(1)
	Increase (decrease)	(2)	12
	Net increase (decrease)	(252)	175
	Net assets, beginning	1,207	1,032
	Net assets, ending	$955	$1,207

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	76	76
	Units outstanding, ending	76	76

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$266,441
Cost of units redeemed/account charges			(288,214)
Net investment income (loss)			(1,692)
Net realized gain (loss)			23,146
Realized gain distributions			1,306
Net change in unrealized appreciation (depreciation)			(32)
Net assets			$955

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$12.58	0	$1	1.25%	-20.4%
12/31/2021	15.80	0	1	1.25%	16.6%
12/31/2020	13.55	0	1	1.25%	18.6%
12/31/2019	11.43	0	1	1.25%	27.4%
12/31/2018	8.97	2	16	1.25%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.5%
2021	0.4%
2020	0.7%
2019	1.3%
2018	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Overseas Portfolio Service Class - 04-609

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$5,284	$5,441	143
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$5,284

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,284	631	$8.37

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$88
Mortality & expense charges			(64)
Net investment income (loss)			24

Gain (loss) on investments:
Net realized gain (loss)			(3)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(606)
Net gain (loss)			(609)

Increase (decrease) in net assets from operations			$(585)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$24	$(12)
	Net realized gain (loss)	(3)	2
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(606)	632

	Increase (decrease) in net assets from operations	(585)	622

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(1)	-
	Account charges	-	-
	Increase (decrease)	(1)	-
	Net increase (decrease)	(586)	622
	Net assets, beginning	5,870	5,248
	Net assets, ending	$5,284	$5,870

	Units sold	-	-
	Units redeemed	(1)	-
	Net increase (decrease)	(1)	-
	Units outstanding, beginning	632	632
	Units outstanding, ending	631	632

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$127,382
Cost of units redeemed/account charges			(122,109)
Net investment income (loss)			(1,115)
Net realized gain (loss)			(2,453)
Realized gain distributions			3,736
Net change in unrealized appreciation (depreciation)			(157)
Net assets			$5,284

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$8.37	1	$5	1.25%	-10.0%
12/31/2021	9.29	1	6	1.25%	11.9%
12/31/2020	8.31	1	5	1.25%	14.6%
12/31/2019	7.25	1	5	1.25%	25.1%
12/31/2018	5.79	1	4	1.25%	-16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.6%
2021	1.1%
2020	1.1%
2019	1.8%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 04-259

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$14.19

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	(1)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	(1)

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	(1)
	Net assets, beginning	-	1
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$107,121
Cost of units redeemed/account charges			(136,440)
Net investment income (loss)			(333)
Net realized gain (loss)			(6,161)
Realized gain distributions			35,813
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$14.19	0	$0	1.25%	-6.9%
12/31/2021	15.25	0	0	1.25%	17.9%
12/31/2020	12.93	0	0	1.25%	-2.4%
12/31/2019	13.25	5	66	1.25%	28.4%
12/31/2018	10.32	5	53	1.25%	-14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.7%
2019	1.5%
2018	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Balanced Portfolio Service Class - 04-611

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$1,842,440	$1,474,723	43,380
Receivables: investments sold	-
Payables: investments purchased	(70)
Cumulative net assets	$1,842,370

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,842,370	247,583	$7.44

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$22,532
Mortality & expense charges			(25,154)
Net investment income (loss)			(2,622)

Gain (loss) on investments:
Net realized gain (loss)			40,570
Realized gain distributions			57,029
Net change in unrealized appreciation (depreciation)			(511,903)
Net gain (loss)			(414,304)

Increase (decrease) in net assets from operations			$(416,926)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(2,622)	$(8,637)
	Net realized gain (loss)	40,570	56,837
	Realized gain distributions	57,029	12,030
	Net change in unrealized appreciation (depreciation)	(511,903)	265,429

	Increase (decrease) in net assets from operations	(416,926)	325,659

	Contract owner transactions:
	Proceeds from units sold	3,972	18,226
	Cost of units redeemed	(134,232)	(150,693)
	Account charges	(1,365)	(1,414)
	Increase (decrease)	(131,625)	(133,881)
	Net increase (decrease)	(548,551)	191,778
	Net assets, beginning	2,390,921	2,199,143
	Net assets, ending	$1,842,370	$2,390,921

	Units sold	781	2,108
	Units redeemed	(17,782)	(18,502)
	Net increase (decrease)	(17,001)	(16,394)
	Units outstanding, beginning	264,584	280,978
	Units outstanding, ending	247,583	264,584

	* Date of Fund Inception into Variable Account: 10 /21 /2016
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,733,545
Cost of units redeemed/account charges			(1,836,975)
Net investment income (loss)			49,825
Net realized gain (loss)			311,862
Realized gain distributions			216,396
Net change in unrealized appreciation (depreciation)			367,717
Net assets			$1,842,370

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.44	248	$1,842	1.25%	-17.7%
12/31/2021	9.04	265	2,391	1.25%	15.5%
12/31/2020	7.83	281	2,199	1.25%	12.6%
12/31/2019	6.95	316	2,195	1.25%	20.8%
12/31/2018	5.76	374	2,152	1.25%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	0.9%
2020	2.0%
2019	1.6%
2018	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 04-607

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$155,302	$189,247	15,623
Receivables: investments sold	-
Payables: investments purchased	(5)
Cumulative net assets	$155,297

	Net Assets	Units Outstanding	Accumulation Unit Value
	$155,297	19,928	$7.79

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$4,476
Mortality & expense charges			(2,098)
Net investment income (loss)			2,378

Gain (loss) on investments:
Net realized gain (loss)			(1,574)
Realized gain distributions			2,897
Net change in unrealized appreciation (depreciation)			(31,358)
Net gain (loss)			(30,035)

Increase (decrease) in net assets from operations			$(27,657)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$2,378	$5,267
	Net realized gain (loss)	(1,574)	1,429
	Realized gain distributions	2,897	8,216
	Net change in unrealized appreciation (depreciation)	(31,358)	(20,715)

	Increase (decrease) in net assets from operations	(27,657)	(5,803)

	Contract owner transactions:
	Proceeds from units sold	949	1,116
	Cost of units redeemed	(9,153)	(237,084)
	Account charges	(94)	(115)
	Increase (decrease)	(8,298)	(236,083)
	Net increase (decrease)	(35,955)	(241,886)
	Net assets, beginning	191,252	433,138
	Net assets, ending	$155,297	$191,252

	Units sold	117	120
	Units redeemed	(1,116)	(25,579)
	Net increase (decrease)	(999)	(25,459)
	Units outstanding, beginning	20,927	46,386
	Units outstanding, ending	19,928	20,927

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$2,693,194
Cost of units redeemed/account charges			(2,855,249)
Net investment income (loss)			269,624
Net realized gain (loss)			16,114
Realized gain distributions			65,559
Net change in unrealized appreciation (depreciation)			(33,945)
Net assets			$155,297

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.79	20	$155	1.25%	-14.7%
12/31/2021	9.14	21	191	1.25%	-2.1%
12/31/2020	9.34	46	433	1.25%	9.1%
12/31/2019	8.56	38	323	1.25%	8.2%
12/31/2018	7.91	45	355	1.25%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.6%
2021	3.0%
2020	2.8%
2019	3.4%
2018	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Forty Portfolio Institutional Class - 04-602

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$25,087	$30,421	740
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$25,087

	Net Assets	Units Outstanding	Accumulation Unit Value
	$25,087	1,786	$14.04

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$54
Mortality & expense charges			(472)
Net investment income (loss)			(418)

Gain (loss) on investments:
Net realized gain (loss)			(3,161)
Realized gain distributions			6,029
Net change in unrealized appreciation (depreciation)			(21,076)
Net gain (loss)			(18,208)

Increase (decrease) in net assets from operations			$(18,626)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(418)	$(354)
	Net realized gain (loss)	(3,161)	297
	Realized gain distributions	6,029	4,600
	Net change in unrealized appreciation (depreciation)	(21,076)	3,457

	Increase (decrease) in net assets from operations	(18,626)	8,000

	Contract owner transactions:
	Proceeds from units sold	120	8,480
	Cost of units redeemed	(9,288)	(263)
	Account charges	(19)	(21)
	Increase (decrease)	(9,187)	8,196
	Net increase (decrease)	(27,813)	16,196
	Net assets, beginning	52,900	36,704
	Net assets, ending	$25,087	$52,900

	Units sold	7	403
	Units redeemed	(693)	(13)
	Net increase (decrease)	(686)	390
	Units outstanding, beginning	2,472	2,082
	Units outstanding, ending	1,786	2,472

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$93,029
Cost of units redeemed/account charges			(118,347)
Net investment income (loss)			(3,099)
Net realized gain (loss)			12,976
Realized gain distributions			45,862
Net change in unrealized appreciation (depreciation)			(5,334)
Net assets			$25,087

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$14.04	2	$25	1.25%	-34.4%
12/31/2021	21.40	2	53	1.25%	21.4%
12/31/2020	17.63	2	37	1.25%	37.7%
12/31/2019	12.81	6	77	1.25%	35.5%
12/31/2018	9.45	6	58	1.25%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.1%
2021	0.5%
2020	1.1%
2019	0.2%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 04-866

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$25,325	$34,355	1,303
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$25,325

	Net Assets	Units Outstanding	Accumulation Unit Value
	$25,325	1,265	$20.02

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(350)
Net investment income (loss)			(350)

Gain (loss) on investments:
Net realized gain (loss)			(11)
Realized gain distributions			5,794
Net change in unrealized appreciation (depreciation)			(16,332)
Net gain (loss)			(10,549)

Increase (decrease) in net assets from operations			$(10,899)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(350)	$(432)
	Net realized gain (loss)	(11)	172
	Realized gain distributions	5,794	4,338
	Net change in unrealized appreciation (depreciation)	(16,332)	(473)

	Increase (decrease) in net assets from operations	(10,899)	3,605

	Contract owner transactions:
	Proceeds from units sold	-	3,258
	Cost of units redeemed	(1,074)	(111)
	Account charges	(39)	(39)
	Increase (decrease)	(1,113)	3,108
	Net increase (decrease)	(12,012)	6,713
	Net assets, beginning	37,337	30,624
	Net assets, ending	$25,325	$37,337

	Units sold	-	119
	Units redeemed	(46)	(5)
	Net increase (decrease)	(46)	114
	Units outstanding, beginning	1,311	1,197
	Units outstanding, ending	1,265	1,311

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$56,975
Cost of units redeemed/account charges			(47,036)
Net investment income (loss)			(3,337)
Net realized gain (loss)			(7,568)
Realized gain distributions			35,321
Net change in unrealized appreciation (depreciation)			(9,030)
Net assets			$25,325

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$20.02	1	$25	1.25%	-29.7%
12/31/2021	28.48	1	37	1.25%	11.3%
12/31/2020	25.59	1	31	1.25%	38.0%
12/31/2019	18.54	1	18	1.25%	30.8%
12/31/2018	14.17	1	12	1.25%	-7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 04-870

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$22,153	$21,626	1,457
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$22,153

	Net Assets	Units Outstanding	Accumulation Unit Value
	$22,153	1,689	$13.11

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$138
Mortality & expense charges			(392)
Net investment income (loss)			(254)

Gain (loss) on investments:
Net realized gain (loss)			5,360
Realized gain distributions			3,403
Net change in unrealized appreciation (depreciation)			(12,945)
Net gain (loss)			(4,182)

Increase (decrease) in net assets from operations			$(4,436)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(254)	$(300)
	Net realized gain (loss)	5,360	208
	Realized gain distributions	3,403	-
	Net change in unrealized appreciation (depreciation)	(12,945)	12,400

	Increase (decrease) in net assets from operations	(4,436)	12,308

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(24,879)	(365)
	Account charges	(15)	(11)
	Increase (decrease)	(24,894)	(376)
	Net increase (decrease)	(29,330)	11,932
	Net assets, beginning	51,483	39,551
	Net assets, ending	$22,153	$51,483

	Units sold	-	-
	Units redeemed	(1,810)	(26)
	Net increase (decrease)	(1,810)	(26)
	Units outstanding, beginning	3,499	3,525
	Units outstanding, ending	1,689	3,499

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$450,269
Cost of units redeemed/account charges			(471,043)
Net investment income (loss)			(6,442)
Net realized gain (loss)			(5,958)
Realized gain distributions			54,800
Net change in unrealized appreciation (depreciation)			527
Net assets			$22,153

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$13.11	2	$22	1.25%	-10.9%
12/31/2021	14.71	3	51	1.25%	31.1%
12/31/2020	11.22	4	40	1.25%	-3.8%
12/31/2019	11.67	4	45	1.25%	15.3%
12/31/2018	10.12	4	39	1.25%	-16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.4%
2021	0.6%
2020	1.0%
2019	0.7%
2018	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Neuberger Berman Short Duration Bond Portfolio I Class - 04-875

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$21,123	$23,099	2,214
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$21,123

	Net Assets	Units Outstanding	Accumulation Unit Value
	$21,123	4,105	$5.15

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$417
Mortality & expense charges			(139)
Net investment income (loss)			278

Gain (loss) on investments:
Net realized gain (loss)			(64)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(969)
Net gain (loss)			(1,033)

Increase (decrease) in net assets from operations			$(755)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$278	$159
	Net realized gain (loss)	(64)	(9)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(969)	(208)

	Increase (decrease) in net assets from operations	(755)	(58)

	Contract owner transactions:
	Proceeds from units sold	10,491	-
	Cost of units redeemed	(307)	(1)
	Account charges	(4)	(5)
	Increase (decrease)	10,180	(6)
	Net increase (decrease)	9,425	(64)
	Net assets, beginning	11,698	11,762
	Net assets, ending	$21,123	$11,698

	Units sold	2,036	1
	Units redeemed	(60)	(1)
	Net increase (decrease)	1,976	-
	Units outstanding, beginning	2,129	2,129
	Units outstanding, ending	4,105	2,129

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$494,964
Cost of units redeemed/account charges			(459,302)
Net investment income (loss)			23,032
Net realized gain (loss)			(35,595)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,976)
Net assets			$21,123

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$5.15	4	$21	1.25%	-6.4%
12/31/2021	5.50	2	12	1.25%	-0.5%
12/31/2020	5.52	2	12	1.25%	2.2%
12/31/2019	5.41	2	13	1.25%	2.4%
12/31/2018	5.28	3	14	1.25%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.5%
2021	2.6%
2020	2.2%
2019	1.9%
2018	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 04-597

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$10,840	$14,768	584
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$10,840

	Net Assets	Units Outstanding	Accumulation Unit Value
	$10,840	698	$15.52

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			(154)
Net investment income (loss)			(154)

Gain (loss) on investments:
Net realized gain (loss)			(198)
Realized gain distributions			2,415
Net change in unrealized appreciation (depreciation)			(7,361)
Net gain (loss)			(5,144)

Increase (decrease) in net assets from operations			$(5,298)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(154)	$(213)
	Net realized gain (loss)	(198)	242
	Realized gain distributions	2,415	2,361
	Net change in unrealized appreciation (depreciation)	(7,361)	(1,289)

	Increase (decrease) in net assets from operations	(5,298)	1,101

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(599)	(630)
	Account charges	(5)	(4)
	Increase (decrease)	(604)	(634)
	Net increase (decrease)	(5,902)	467
	Net assets, beginning	16,742	16,275
	Net assets, ending	$10,840	$16,742

	Units sold	-	(1)
	Units redeemed	(36)	(27)
	Net increase (decrease)	(36)	(28)
	Units outstanding, beginning	734	762
	Units outstanding, ending	698	734

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$197,731
Cost of units redeemed/account charges			(215,600)
Net investment income (loss)			(7,698)
Net realized gain (loss)			(6,450)
Realized gain distributions			46,785
Net change in unrealized appreciation (depreciation)			(3,928)
Net assets			$10,840

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$15.52	1	$11	1.25%	-31.9%
12/31/2021	22.80	1	17	1.25%	6.7%
12/31/2020	21.36	1	16	1.25%	37.4%
12/31/2019	15.54	1	10	1.25%	31.4%
12/31/2018	11.83	1	8	1.25%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Pioneer Equity Income VCT Portfolio II Class - 04-598

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$18,840	$22,083	1,219
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$18,840

	Net Assets	Units Outstanding	Accumulation Unit Value
	$18,840	993	$18.97

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$519
Mortality & expense charges			(479)
Net investment income (loss)			40

Gain (loss) on investments:
Net realized gain (loss)			(10,864)
Realized gain distributions			6,100
Net change in unrealized appreciation (depreciation)			(937)
Net gain (loss)			(5,701)

Increase (decrease) in net assets from operations			$(5,661)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$40	$(12)
	Net realized gain (loss)	(10,864)	(430)
	Realized gain distributions	6,100	-
	Net change in unrealized appreciation (depreciation)	(937)	11,763

	Increase (decrease) in net assets from operations	(5,661)	11,321

	Contract owner transactions:
	Proceeds from units sold	-	953
	Cost of units redeemed	(33,323)	(2,495)
	Account charges	(4)	(9)
	Increase (decrease)	(33,327)	(1,551)
	Net increase (decrease)	(38,988)	9,770
	Net assets, beginning	57,828	48,058
	Net assets, ending	$18,840	$57,828

	Units sold	-	51
	Units redeemed	(1,779)	(130)
	Net increase (decrease)	(1,779)	(79)
	Units outstanding, beginning	2,772	2,851
	Units outstanding, ending	993	2,772

	* Date of Fund Inception into Variable Account: 5 /1 /2009
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$141,763
Cost of units redeemed/account charges			(151,048)
Net investment income (loss)			2,330
Net realized gain (loss)			(13,814)
Realized gain distributions			42,852
Net change in unrealized appreciation (depreciation)			(3,243)
Net assets			$18,840

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$18.97	1	$19	1.25%	-9.1%
12/31/2021	20.86	3	58	1.25%	23.8%
12/31/2020	16.85	3	48	1.25%	-1.5%
12/31/2019	17.11	3	52	1.25%	23.7%
12/31/2018	13.84	3	41	1.25%	-9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.4%
2021	1.2%
2020	2.1%
2019	2.2%
2018	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Pioneer Bond VCT Portfolio I Class - 04-CPG

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$564,028	$669,238	61,105
Receivables: investments sold	-
Payables: investments purchased	(27)
Cumulative net assets	$564,001

	Net Assets	Units Outstanding	Accumulation Unit Value
	$564,001	115,133	$4.90

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$15,406
Mortality & expense charges			(7,967)
Net investment income (loss)			7,439

Gain (loss) on investments:
Net realized gain (loss)			(10,676)
Realized gain distributions			13,544
Net change in unrealized appreciation (depreciation)			(122,127)
Net gain (loss)			(119,259)

Increase (decrease) in net assets from operations			$(111,820)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$7,439	$10,461
	Net realized gain (loss)	(10,676)	19,444
	Realized gain distributions	13,544	30,946
	Net change in unrealized appreciation (depreciation)	(122,127)	(66,082)

	Increase (decrease) in net assets from operations	(111,820)	(5,231)

	Contract owner transactions:
	Proceeds from units sold	648	650
	Cost of units redeemed	(74,747)	(472,471)
	Account charges	(246)	(279)
	Increase (decrease)	(74,345)	(472,100)
	Net increase (decrease)	(186,165)	(477,331)
	Net assets, beginning	750,166	1,227,497
	Net assets, ending	$564,001	$750,166

	Units sold	125	785
	Units redeemed	(14,742)	(81,501)
	Net increase (decrease)	(14,617)	(80,716)
	Units outstanding, beginning	129,750	210,466
	Units outstanding, ending	115,133	129,750

	* Date of Fund Inception into Variable Account: 10 /21 /2016
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,546,233
Cost of units redeemed/account charges			(1,046,378)
Net investment income (loss)			107,288
Net realized gain (loss)			9,729
Realized gain distributions			52,339
Net change in unrealized appreciation (depreciation)			(105,210)
Net assets			$564,001

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$4.90	115	$564	1.25%	-15.3%
12/31/2021	5.78	130	750	1.25%	-0.9%
12/31/2020	5.83	210	1,227	1.25%	7.4%
12/31/2019	5.43	204	1,108	1.25%	7.9%
12/31/2018	5.03	228	1,149	1.25%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.3%
2021	2.4%
2020	2.9%
2019	3.2%
2018	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Pioneer Equity Income VCT Portfolio I Class - 04-CPF

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$4,126,105	$5,812,913	272,699
Receivables: investments sold	-
Payables: investments purchased	(160)
Cumulative net assets	$4,125,945

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,125,945	578,885	$7.13

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$77,000
Mortality & expense charges			(52,688)
Net investment income (loss)			24,312

Gain (loss) on investments:
Net realized gain (loss)			(75,065)
Realized gain distributions			502,585
Net change in unrealized appreciation (depreciation)			(868,441)
Net gain (loss)			(440,921)

Increase (decrease) in net assets from operations			$(416,609)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$24,312	$10,550
	Net realized gain (loss)	(75,065)	(122,688)
	Realized gain distributions	502,585	-
	Net change in unrealized appreciation (depreciation)	(868,441)	1,058,732

	Increase (decrease) in net assets from operations	(416,609)	946,594

	Contract owner transactions:
	Proceeds from units sold	1,534	1,562
	Cost of units redeemed	(133,960)	(346,146)
	Account charges	(1,520)	(1,632)
	Increase (decrease)	(133,946)	(346,216)
	Net increase (decrease)	(550,555)	600,378
	Net assets, beginning	4,676,500	4,076,122
	Net assets, ending	$4,125,945	$4,676,500

	Units sold	215	218
	Units redeemed	(19,070)	(49,237)
	Net increase (decrease)	(18,855)	(49,019)
	Units outstanding, beginning	597,740	646,759
	Units outstanding, ending	578,885	597,740

	* Date of Fund Inception into Variable Account: 10 /21 /2016
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$5,129,006
Cost of units redeemed/account charges			(2,511,783)
Net investment income (loss)			238,203
Net realized gain (loss)			(693,268)
Realized gain distributions			3,650,595
Net change in unrealized appreciation (depreciation)			(1,686,808)
Net assets			$4,125,945

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.13	579	$4,126	1.25%	-8.9%
12/31/2021	7.82	598	4,677	1.25%	24.1%
12/31/2020	6.30	647	4,076	1.25%	-1.3%
12/31/2019	6.38	679	4,333	1.25%	24.0%
12/31/2018	5.15	746	3,843	1.25%	-9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.7%
2021	1.5%
2020	2.4%
2019	2.8%
2018	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Pioneer Fund VCT Portfolio I Class - 04-596

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$8,542	$9,169	654
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$8,542

	Net Assets	Units Outstanding	Accumulation Unit Value
	$8,542	479	$17.83

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$61
Mortality & expense charges			(118)
Net investment income (loss)			(57)

Gain (loss) on investments:
Net realized gain (loss)			96
Realized gain distributions			1,474
Net change in unrealized appreciation (depreciation)			(3,859)
Net gain (loss)			(2,289)

Increase (decrease) in net assets from operations			$(2,346)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(57)	$(101)
	Net realized gain (loss)	96	598
	Realized gain distributions	1,474	815
	Net change in unrealized appreciation (depreciation)	(3,859)	1,244

	Increase (decrease) in net assets from operations	(2,346)	2,556

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(663)	(2,595)
	Account charges	(19)	(19)
	Increase (decrease)	(682)	(2,614)
	Net increase (decrease)	(3,028)	(58)
	Net assets, beginning	11,570	11,628
	Net assets, ending	$8,542	$11,570

	Units sold	-	-
	Units redeemed	(37)	(139)
	Net increase (decrease)	(37)	(139)
	Units outstanding, beginning	516	655
	Units outstanding, ending	479	516

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$365,175
Cost of units redeemed/account charges			(440,805)
Net investment income (loss)			867
Net realized gain (loss)			(15,087)
Realized gain distributions			99,019
Net change in unrealized appreciation (depreciation)			(627)
Net assets			$8,542

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$17.83	0	$9	1.25%	-20.5%
12/31/2021	22.43	1	12	1.25%	26.4%
12/31/2020	17.75	1	12	1.25%	22.7%
12/31/2019	14.46	2	24	1.25%	29.7%
12/31/2018	11.15	4	42	1.25%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.6%
2021	0.3%
2020	0.6%
2019	1.2%
2018	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Royce Capital Small-Cap Portfolio Investor Class - 04-750

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$9.67

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	(2)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	1

	Increase (decrease) in net assets from operations	-	(1)

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	(1)
	Net assets, beginning	-	1
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$169,468
Cost of units redeemed/account charges			(195,174)
Net investment income (loss)			(4,522)
Net realized gain (loss)			(26,868)
Realized gain distributions			57,096
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$9.67	0	$0	1.25%	-10.3%
12/31/2021	10.78	0	0	1.25%	27.2%
12/31/2020	8.47	0	0	1.25%	-8.3%
12/31/2019	9.24	5	50	1.25%	17.2%
12/31/2018	7.88	6	44	1.25%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.7%
2018	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Timothy Plan Strategic Growth Variable - 04-127 (Unaudited)

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$8.21

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$13,372
Cost of units redeemed/account charges			(13,986)
Net investment income (loss)			(96)
Net realized gain (loss)			(689)
Realized gain distributions			1,399
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$8.21	0	$0	1.25%	-14.0%
12/31/2021	9.56	0	0	1.25%	11.1%
12/31/2020	8.60	0	0	1.25%	7.8%
12/31/2019	7.98	0	0	1.25%	18.3%
12/31/2018	6.74	0	0	1.25%	-13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Timothy Plan Conservative Growth Variable - 04-126

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$3,775	$4,432	409
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$3,775

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,775	490	$7.70

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$33
Mortality & expense charges			(109)
Net investment income (loss)			(76)

Gain (loss) on investments:
Net realized gain (loss)			327
Realized gain distributions			513
Net change in unrealized appreciation (depreciation)			(2,702)
Net gain (loss)			(1,862)

Increase (decrease) in net assets from operations			$(1,938)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(76)	$(132)
	Net realized gain (loss)	327	401
	Realized gain distributions	513	123
	Net change in unrealized appreciation (depreciation)	(2,702)	1,023

	Increase (decrease) in net assets from operations	(1,938)	1,415

	Contract owner transactions:
	Proceeds from units sold	1	-
	Cost of units redeemed	(14,530)	(4,136)
	Account charges	(8)	(32)
	Increase (decrease)	(14,537)	(4,168)
	Net increase (decrease)	(16,475)	(2,753)
	Net assets, beginning	20,250	23,003
	Net assets, ending	$3,775	$20,250

	Units sold	-	-
	Units redeemed	(1,778)	(478)
	Net increase (decrease)	(1,778)	(478)
	Units outstanding, beginning	2,268	2,746
	Units outstanding, ending	490	2,268

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$108,663
Cost of units redeemed/account charges			(124,670)
Net investment income (loss)			489
Net realized gain (loss)			10,781
Realized gain distributions			9,169
Net change in unrealized appreciation (depreciation)			(657)
Net assets			$3,775

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$7.70	0	$4	1.25%	-13.8%
12/31/2021	8.93	2	20	1.25%	6.6%
12/31/2020	8.38	3	23	1.25%	6.9%
12/31/2019	7.84	3	22	1.25%	14.2%
12/31/2018	6.86	3	19	1.25%	-9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.3%
2021	0.7%
2020	0.7%
2019	1.2%
2018	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Vanguard VIF Total Bond Market Index Portfolio - 04-121

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$233,920	$278,996	22,665
Receivables: investments sold	-
Payables: investments purchased	(8)
Cumulative net assets	$233,912

	Net Assets	Units Outstanding	Accumulation Unit Value
	$233,912	35,326	$6.62

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$6,528
Mortality & expense charges			(3,419)
Net investment income (loss)			3,109

Gain (loss) on investments:
Net realized gain (loss)			(11,237)
Realized gain distributions			2,316
Net change in unrealized appreciation (depreciation)			(41,197)
Net gain (loss)			(50,118)

Increase (decrease) in net assets from operations			$(47,009)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$3,109	$3,186
	Net realized gain (loss)	(11,237)	(101)
	Realized gain distributions	2,316	3,121
	Net change in unrealized appreciation (depreciation)	(41,197)	(17,267)

	Increase (decrease) in net assets from operations	(47,009)	(11,061)

	Contract owner transactions:
	Proceeds from units sold	263	314
	Cost of units redeemed	(72,772)	(20,823)
	Account charges	(86)	(94)
	Increase (decrease)	(72,595)	(20,603)
	Net increase (decrease)	(119,604)	(31,664)
	Net assets, beginning	353,516	385,180
	Net assets, ending	$233,912	$353,516

	Units sold	38	40
	Units redeemed	(10,471)	(2,674)
	Net increase (decrease)	(10,433)	(2,634)
	Units outstanding, beginning	45,759	48,393
	Units outstanding, ending	35,326	45,759

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,425,154
Cost of units redeemed/account charges			(1,334,424)
Net investment income (loss)			118,680
Net realized gain (loss)			37,483
Realized gain distributions			32,095
Net change in unrealized appreciation (depreciation)			(45,076)
Net assets			$233,912

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$6.62	35	$234	1.25%	-14.3%
12/31/2021	7.73	46	354	1.25%	-2.9%
12/31/2020	7.96	48	385	1.25%	6.2%
12/31/2019	7.49	17	127	1.25%	7.3%
12/31/2018	6.98	18	124	1.25%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	2.2%
2021	2.1%
2020	1.3%
2019	2.6%
2018	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Vanguard VIF Diversified Value Portfolio - 04-190

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$29,808	$22,213	2,127
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$29,807

	Net Assets	Units Outstanding	Accumulation Unit Value
	$29,807	2,368	$12.59

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$357
Mortality & expense charges			(389)
Net investment income (loss)			(32)

Gain (loss) on investments:
Net realized gain (loss)			293
Realized gain distributions			2,829
Net change in unrealized appreciation (depreciation)			(7,433)
Net gain (loss)			(4,311)

Increase (decrease) in net assets from operations			$(4,343)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(32)	$(36)
	Net realized gain (loss)	293	2,270
	Realized gain distributions	2,829	527
	Net change in unrealized appreciation (depreciation)	(7,433)	5,788

	Increase (decrease) in net assets from operations	(4,343)	8,549

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(485)	(5,489)
	Account charges	(27)	(27)
	Increase (decrease)	(512)	(5,516)
	Net increase (decrease)	(4,855)	3,033
	Net assets, beginning	34,662	31,629
	Net assets, ending	$29,807	$34,662

	Units sold	-	-
	Units redeemed	(39)	(423)
	Net increase (decrease)	(39)	(423)
	Units outstanding, beginning	2,407	2,830
	Units outstanding, ending	2,368	2,407

	* Date of Fund Inception into Variable Account: 5 /1 /2008
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$160,119
Cost of units redeemed/account charges			(209,729)
Net investment income (loss)			12,343
Net realized gain (loss)			2,022
Realized gain distributions			57,457
Net change in unrealized appreciation (depreciation)			7,595
Net assets			$29,807

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$12.59	2	$30	1.25%	-12.6%
12/31/2021	14.40	2	35	1.25%	28.8%
12/31/2020	11.18	3	32	1.25%	10.4%
12/31/2019	10.13	9	92	1.25%	24.1%
12/31/2018	8.16	13	102	1.25%	-10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	1.2%
2020	3.6%
2019	3.4%
2018	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Vanguard VIF Mid-Cap Index Portfolio - 04-118

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$285,867	$262,859	13,370
Receivables: investments sold	-
Payables: investments purchased	(9)
Cumulative net assets	$285,858

	Net Assets	Units Outstanding	Accumulation Unit Value
	$285,858	15,159	$18.86

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$3,503
Mortality & expense charges			(3,843)
Net investment income (loss)			(340)

Gain (loss) on investments:
Net realized gain (loss)			3,219
Realized gain distributions			33,234
Net change in unrealized appreciation (depreciation)			(108,843)
Net gain (loss)			(72,390)

Increase (decrease) in net assets from operations			$(72,730)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(340)	$(481)
	Net realized gain (loss)	3,219	8,070
	Realized gain distributions	33,234	23,327
	Net change in unrealized appreciation (depreciation)	(108,843)	40,282

	Increase (decrease) in net assets from operations	(72,730)	71,198

	Contract owner transactions:
	Proceeds from units sold	306	2,070
	Cost of units redeemed	(13,226)	(20,718)
	Account charges	(86)	(77)
	Increase (decrease)	(13,006)	(18,725)
	Net increase (decrease)	(85,736)	52,473
	Net assets, beginning	371,594	319,121
	Net assets, ending	$285,858	$371,594

	Units sold	16	102
	Units redeemed	(655)	(966)
	Net increase (decrease)	(639)	(864)
	Units outstanding, beginning	15,798	16,662
	Units outstanding, ending	15,159	15,798

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$1,867,519
Cost of units redeemed/account charges			(2,075,899)
Net investment income (loss)			(2,197)
Net realized gain (loss)			27,732
Realized gain distributions			445,695
Net change in unrealized appreciation (depreciation)			23,008
Net assets			$285,858

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$18.86	15	$286	1.25%	-19.8%
12/31/2021	23.52	16	372	1.25%	22.8%
12/31/2020	19.15	17	319	1.25%	16.6%
12/31/2019	16.43	21	338	1.25%	29.2%
12/31/2018	12.71	22	284	1.25%	-10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	1.1%
2021	1.1%
2020	1.4%
2019	1.5%
2018	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Vanguard VIF Small Company Growth Portfolio - 04-119

Statement of Net Assets
December 31, 2022

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$259,614	$359,702	17,564
Receivables: investments sold	-
Payables: investments purchased	(8)
Cumulative net assets	$259,606

	Net Assets	Units Outstanding	Accumulation Unit Value
	$259,606	14,118	$18.39

Statement of Operations
For the period ended December 31, 2022

Investment Income:
Dividend income			$803
Mortality & expense charges			(3,673)
Net investment income (loss)			(2,870)

Gain (loss) on investments:
Net realized gain (loss)			(7,765)
Realized gain distributions			86,131
Net change in unrealized appreciation (depreciation)			(174,956)
Net gain (loss)			(96,590)

Increase (decrease) in net assets from operations			$(99,460)

Statement of Changes in Net Assets

		Period ended December 31, 2022 *	Period ended December 31, 2021 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(2,870)	$(3,305)
	Net realized gain (loss)	(7,765)	4,284
	Realized gain distributions	86,131	16,775
	Net change in unrealized appreciation (depreciation)	(174,956)	21,884

	Increase (decrease) in net assets from operations	(99,460)	39,638

	Contract owner transactions:
	Proceeds from units sold	305	50,840
	Cost of units redeemed	(29,382)	(13,918)
	Account charges	(23)	(32)
	Increase (decrease)	(29,100)	36,890
	Net increase (decrease)	(128,560)	76,528
	Net assets, beginning	388,166	311,638
	Net assets, ending	$259,606	$388,166

	Units sold	14	2,026
	Units redeemed	(1,459)	(556)
	Net increase (decrease)	(1,445)	1,470
	Units outstanding, beginning	15,563	14,093
	Units outstanding, ending	14,118	15,563

	* Date of Fund Inception into Variable Account: 4 /29 /2005
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2022

Proceeds from units sold			$941,646
Cost of units redeemed/account charges			(942,777)
Net investment income (loss)			(29,240)
Net realized gain (loss)			59,322
Realized gain distributions			330,743
Net change in unrealized appreciation (depreciation)			(100,088)
Net assets			$259,606

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2022	$18.39	14	$260	1.25%	-26.3%
12/31/2021	24.94	16	388	1.25%	12.8%
12/31/2020	22.11	14	312	1.25%	21.7%
12/31/2019	18.18	14	258	1.25%	26.5%
12/31/2018	14.37	19	267	1.25%	-8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2022	0.2%
2021	0.4%
2020	0.6%
2019	0.5%
2018	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

The AUL American Individual Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on April 4, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced on November 21, 1994. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	Fidelity	Pioneer
Alger	Franklin Templeton	Royce Capital
American Century	Goldman Sachs	T. Rowe Price
BNY Mellon	Invesco	Timothy Plan
Calvert	Janus	Vanguard
Columbia	Neuberger Berman

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2. Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2022. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2022.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying statements of net assets of each of the subaccounts as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”). The Report of Independent Auditors includes the subaccounts and periods that are audited.

Accumulation unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expense rates.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Units Outstanding and Accumulation Unit Value

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 – Unadjusted quoted prices in active markets for identical assets.

Level 2 – Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2022, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$39,534,053	$-	$-	$39,534,053

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2022, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period, but is waived if the contract value exceeds $50,000 on the contract anniversary date. The account charges assessed for the years ended December 31, 2022 and 2021, were $22,854 and $24,170, respectively. AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year.

However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of receipt. If a particular state allows a longer “free look” period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed. Withdrawal charges range from 10% decreasing to 0%, depending on policy duration, for flexible premium contracts and withdrawal charges range from 7% decreasing to 0%, depending on policy duration, for one year flexible premium contracts.

All account charges are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets.

Mortality and Expense Charges

AUL deducts a daily charge for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge will not increase. The charges incurred during the years ended December 31, 2022 and 2021, were $555,814 and $684,339, respectively. These charges are recorded as a reduction in net investment income on the accompanying Statement of Operations.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022, by each subaccount, are shown below:

Fund Name	Purchases	Sales
Alger Small Cap Growth Portfolio I-2 Class - 04-515	$2,134	$7,312
Alger Large Cap Growth Portfolio I-2 Class - 04-500	17,634	642,527
AB VPS International Value Portfolio A Class - 04-377	-	34
AB VPS Small Mid Cap Value Portfolio A Class - 04-378	1,531	368
American Century VP Income & Growth Fund I Class - 04-425	181	16,476
American Century VP International Fund I Class - 04-420	6,043	79,347
American Century VP Ultra Fund I Class - 04-122	-	1,858
American Century VP Mid Cap Value Fund II Class - 04-397	-	27,554
American Century VP Capital Appreciation Fund I Class - 04-410	1,712	46,022
Calvert VP SRI Mid Cap Growth Portfolio - 04-520	1,552	86,417
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 04-382	-	1,413
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 04-646	2	44
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 04-645	1	138
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 04-650	3,575	345,759
Fidelity VIP Contrafund Portfolio Initial Class - 04-245	20,206	781,986
Fidelity VIP Equity-Income Portfolio Initial Class - 04-205	5,193	300,550
Fidelity VIP Freedom 2010 Portfolio Initial Class - 04-162	-	64
Fidelity VIP Freedom 2015 Portfolio Initial Class - 04-161	-	225
Fidelity VIP Freedom 2025 Portfolio Initial Class - 04-158	-	75
Fidelity VIP Freedom 2030 Portfolio Initial Class - 04-157	241	365
Fidelity VIP Freedom Income Portfolio Initial Class - 04-164	-	389
Fidelity VIP Growth Portfolio Initial Class - 04-210	31,021	611,780
Fidelity VIP High Income Portfolio Initial Class - 04-215	3,502	86,546
Fidelity VIP Index 500 Portfolio Initial Class - 04-225	29,629	738,062
Fidelity VIP Overseas Portfolio Initial Class - 04-220	857	56,796
Fidelity VIP Mid Cap Portfolio Service 2 Class - 04-941	-	124
Fidelity VIP Asset Manager Portfolio Initial Class - 04-230	11,240	190,952
Franklin Allocation VIP Fund 1 Class - 04-908	-	402
Templeton Foreign VIP Fund 2 Class - 04-909	-	92
Franklin Small Cap Value VIP Fund 1 Class - 04-906	-	152
Templeton Global Bond VIP Fund 1 Class - 04-907	-	340
Goldman Sachs VIT Government Money Market Fund Service Class - 04-CGK	26,187	212,453
Invesco V.I. Core Equity Fund Series II Class - 04-826	-	178
Invesco V.I. International Growth Fund Series II Class - 04-827	1	1,330
Invesco V.I. Diversified Dividend Fund Series I Class - 04-861	-	1,118
Invesco V.I. Health Care Fund Series I Class - 04-815	1	60,979
Invesco V.I. Global Real Estate Fund Series I Class - 04-825	-	4,609
Invesco V.I. High Yield Fund Series I Class - 04-830	-	224
Janus Henderson Flexible Bond Portfolio Institutional Class - 04-607	949	11,345
Janus Henderson Forty Portfolio Institutional Class - 04-602	120	9,779
Janus Henderson Global Research Portfolio Institutional Class - 04-606	-	14
Janus Henderson Overseas Portfolio Service Class - 04-609	-	65
Janus Henderson Balanced Portfolio Service Class - 04-611	3,972	160,751

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 04-870	$-	$25,286
Neuberger Berman Short Duration Bond Portfolio I Class - 04-875	10,491	450
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 04-866	-	1,463
Pioneer Equity Income VCT Portfolio I Class - 04-CPF	1,534	188,168
Pioneer Fund VCT Portfolio I Class - 04-596	-	800
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 04-597	-	758
Pioneer Equity Income VCT Portfolio II Class - 04-598	-	33,806
Pioneer Bond VCT Portfolio I Class - 04-CPG	648	82,960
T. Rowe Price Equity Income Portfolio - 04-580	11,967	288,234
T. Rowe Price Limited-Term Bond Portfolio - 04-585	11,205	345
T. Rowe Price Blue Chip Growth Portfolio - 04-124	321	108,101
Timothy Plan Conservative Growth Variable - 04-126	1	14,647
Vanguard VIF Mid-Cap Index Portfolio - 04-118	306	17,155
Vanguard VIF Small Company Growth Portfolio - 04-119	305	33,078
Vanguard VIF Total Bond Market Index Portfolio - 04-121	263	76,277
Vanguard VIF Diversified Value Portfolio - 04-190	-	901
Total	$204,525	$5,359,443

5. Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 24, 2023, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on Statutory Financial Statements and Supplemental Schedules

December 31, 2022 and 2021

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, of changes in surplus, and of cash flows for the years then ended, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

PricewaterhouseCoopers LLP, 101 West Washington Street, Suite 1300, Indianapolis, Indiana 46204

T: (317) 222 2202, www.pwc.com/us

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

2

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories and schedule of reinsurance disclosures (collectively referred to as the "supplemental schedules") of the Company as of December 31, 2022 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

Indianapolis, Indiana

April 12, 2023

3

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2022 and 2021

(In thousands)

	2022	2021

Admitted assets
Bonds, at amortized cost (market value of $9,847,860 and $13,712,472)	$11,064,505	$12,811,094
Stocks
Preferred, at cost (market value of $1,984 and $2,130)	2,000	2,000
Common
Affiliated (cost of $964 and $967)	6,894	3,073
Unaffiliated (cost of $76,259 and $75,286)	78,045	76,370
Mortgage loans	2,428,351	2,479,820
Real estate	88,686	89,838
Other invested assets	498,696	370,888
Securities lending reinvested collateral	386,547	610,406
Derivatives	5,709	63,620
Contract loans	539,734	489,729
Cash and cash equivalents (market value of ($17,182) and $72,329)	(17,182)	72,329
Total cash and invested assets	15,081,985	17,069,167
Other
Premiums deferred and uncollected	91,521	88,469
Reinsurance receivables	51,792	37,082
Investment income due and accrued	119,872	122,377
Federal income tax recoverable	20,313	12,462
Net deferred tax asset	108,795	87,666
Corporate owned life insurance	477,221	496,481
Other assets	36,786	24,382
Separate account assets	16,992,189	21,110,020
Total admitted assets	$32,980,474	$39,048,106

The accompanying notes are an integral part of these statutory financial statements.

4

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2022 and 2021

(In thousands, except share amounts)

	2022	2021

Liabilities and surplus
Policy reserves
Life reserves	$3,170,590	$2,952,686
Annuity reserves	8,500,721	10,360,846
Accident and health reserves	249,283	243,518
Other reserves	68,961	74,894
	11,989,555	13,631,944
Policy and contract liabilities
Policy claims in process of settlement	67,826	84,012
Policy dividends payable	28,589	24,246
Deposit-type contracts	1,821,535	1,599,315
Other policy and contract liabilities	5,972	14,201
	1,923,922	1,721,774
General liabilities and other reserves
Accrued commissions and general expenses	173,280	163,150
Taxes, licenses and fees	5,990	6,198
Transfers from separate accounts, due or accrued	(11,377)	(5,930)
Asset valuation reserve	187,267	178,425
Interest maintenance reserve	-	47,099
Pension liability	-	12,803
Payable for securities lending	386,547	610,406
Derivatives	1,462	47,217
Other liabilities	137,312	153,989
Separate account liabilities	16,992,189	21,110,020
	17,872,670	22,323,377
Total liabilities	31,786,147	37,677,095

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	369,250
Unassigned surplus	745,077	921,761
Total surplus	1,194,327	1,371,011
Total liabilities and surplus	$32,980,474	$39,048,106

The accompanying notes are an integral part of these statutory financial statements.

5

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2022 and 2021

(In thousands)

	2022	2021
Premium and other income
Life and annuities	$4,759,020	$4,840,961
Accident and health	164,270	166,064
Net investment income	575,721	619,631
Amortization of interest maintenance reserve	2,169	3,610
Ceding commissions, expense allowances and reserve adjustments	76,229	52,790
Transfer of reserves under coinsurance assumed agreement	-	412,050
Ceding commission received under coinsurance assumed agreement	-	31,427
Other income	116,341	268,860
	5,693,750	6,395,393
Benefits and expenses
Death benefits	190,130	229,495
Accident and health and disability benefits	100,079	105,318
Annuity benefits	193,417	179,625
Surrender benefits and other fund withdrawals	3,992,216	4,448,602
Other benefits	17,983	94,941
Increase (decrease) in policy reserves	(1,644,753)	1,016,048
Separate account transfers	(179,676)	(332,395)
General expenses	402,264	330,897
Commissions and service fees	193,608	192,918
Taxes, licenses and fees	30,568	30,296
Deferred gain under coinsurance assumed agreement	-	24,827
Transfer of reserves under coinsurance ceded agreement	2,478,645	-
Reinsurance transaction expense	17,938	-
Other	2,463	(1,190)
	5,794,882	6,319,382
Net gain (loss) from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	(101,132)	76,011

Dividends to policyholders	28,393	25,821
Federal income tax expense (benefit)	(11,756)	10,794
Net gain (loss) from operations before net realized capital gains (losses)	(117,769)	39,396

Net realized capital gains (losses), net of federal income tax benefit of ($2,552) and ($2,322), and net transfers of capital gains (losses) to the interest maintenance reserve of ($4,622) and $485, in 2022 and 2021, respectively	(6,563)	(575)
Net income (loss)	$(124,332)	$38,821

The accompanying notes are an integral part of these statutory financial statements.

6

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2022 and 2021

(In thousands)

	2022	2021
Surplus, beginning of year	$1,371,011	$1,323,066

Net income (loss)	(124,332)	38,821
Change in unrealized gains and losses	(6,106)	30,924
Change in net deferred income tax	39,441	18,441
Change in net unrealized gain (loss) on foreign exchange	6,271	2,172
Change in asset valuation reserve	(8,842)	(42,961)
Change in nonadmitted assets	(58,916)	(26,769)
Change in surplus as a result of reinsurance	(8,635)	17,488
Change in pension liability	17,651	4,236
Dividends to shareholders	(30,000)	(6,000)
Prior period reserve adjustment	(1,903)	7,630
Prior period tax expense adjustment	-	3,963
Other	(1,313)	-
Surplus, end of year	$1,194,327	$1,371,011

The accompanying notes are an integral part of these statutory financial statements.

7

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2022 and 2021

(In thousands)

	2022	2021
Cash from operations
Premiums and other policy considerations	$4,917,988	$5,007,769
Investment income	577,202	626,575
Other income	162,388	265,879
	5,657,578	5,900,223

Benefits and separate account transfers	4,409,834	4,717,761
Commissions and general expenses	679,635	529,223
Federal income taxes including ($7,174) and ($1,837) for 2022 and 2021 on capital gains (losses)	(11,079)	11,615
Dividends to policyholders	24,049	30,489
	5,102,439	5,289,088
Net cash provided from operations	555,139	611,135

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	1,364,964	2,471,559
Stocks	11,328	7,452
Mortgage loans	326,756	275,713
Miscellaneous proceeds	274,174	143,128
	1,977,222	2,897,852

Cost of investments acquired
Bonds	2,097,419	2,636,150
Stocks	12,301	-
Mortgage loans	275,256	347,434
Real estate	5,215	7,034
Other invested assets	193,550	202,840
	2,583,741	3,193,458
Increase in contract loans	65,246	28,139
Net cash used from investments	(671,763)	(323,745)

Cash from financing and miscellaneous sources
Paid in surplus	-	-
Net deposits on deposit-type contracts	293,720	(287,101)
Dividends to shareholders	(30,000)	(6,000)
Other (uses) sources	(236,607)	(122,866)
Net cash provided (used) from financing and miscellaneous sources	27,113	(415,967)
Net change in cash	(89,511)	(128,577)
Cash and cash equivalents, beginning of year	72,329	200,906

Cash and cash equivalents, end of year	$(17,182)	$72,329

Supplemental disclosures for non-cash transactions:
Transfers of invested assets under coinsurance ceded agreement	$2,440,990	$-
Transfers of invested assets under coinsurance assumed agreement	-	492,199
Capitalized interest	3,469	2,232
Contribution to subsidiary	3,000	3,000

The accompanying notes are an integral part of these statutory financial statements.

8

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-five percent of AUL’s direct premiums for the year ended December 31, 2022 were generated in six states: Indiana, California, Texas, Florida, Missouri, and Illinois.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2022 and 2021 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2022	2021
Audited statutory net income (loss), Indiana state basis		$(124,332)	$38,821
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	-	(4,092)
Statutory net income (loss), NAIC SAP		$(124,332)	$42,913

Audited statutory surplus, Indiana state basis		$1,194,327	$1,371,011
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	-	-
Statutory surplus, NAIC SAP		$1,194,327	$1,371,011

9

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the fair value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of bonds resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at fair value.

●	Certain assets designated as “nonadmitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

10

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Accounting Changes and Correction of Error

In 2022, the Company corrected errors identified during model conversion of its valuation systems. As a result, prior year surplus and current federal income tax were overstated $1.9 million and $0.5 million, respectively, and reserves were understated $2.4 million as of December 31, 2021. The errors were corrected as a direct decrease to surplus, net of the current tax impact, in 2022

In 2021, the Company corrected an error related to an assumption used in certain Individual Variable Annuity reserve calculations. As a result of this error, prior year surplus and current federal income tax were understated by $7.6 million and $1.8 million, respectively, and reserves were overstated $9.4 million as of December 31, 2020. The error was corrected as a direct increase in surplus of $7.6 million, net of the current tax impact.

In 2021, the Company completed a detailed analysis of its current and deferred tax accounts. The Company determined that the current tax recoverable was understated by $4.0 million as a result of the incorrect settlement of prior period taxes with affiliated entities. The gross deferred tax asset was overstated by $4.9 million but since the majority of this asset was nonadmitted there was no net impact on surplus. These errors were corrected by a direct increase to surplus of $4.0 million in 2021.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or fair value. Unaffiliated common stocks are carried at fair value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses)”. The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the fair value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or fair value.

11

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates fair value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2022, the cash surrender value in an investment vehicle is $477.2 million and is allocated into the following categories based on primary underlying investment characteristics: 12% bonds, 23% stocks, 3% mortgage loans, 1% cash and short-term investments, and 61% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

12

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $82.7 million and $174.4 million as of December 31, 2022 and 2021, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2022 and 2021 was $24.6 million and $20.4 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on fair value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.00 percent to 11.25 percent.

The aggregate reserves established for life, health and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $2.1 million and $2.2 million for the years ended December 31, 2022 and 2021, respectively. Future lease commitments are as follows: 2023, $0.8 million; 2024, $0.7 million; 2025, $0.6 million; 2026, $0.6 million; 2027, $0.6 million; thereafter, $0.4 million.

13

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with OneAmerica, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented, and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. As of December 31, 2022 and 2021, the Company did not record any liability for tax contingencies. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps and credit default swap index, to hedge credit risk associated with its reinsurance receivables and credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value when they are not utilized in a qualified effective hedging relationship. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus. At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

14

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2022, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2022, statutory surplus was $559.1 million and $53.6 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2022 and 2021 for such services were $79.2 million and $73.2 million, respectively.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $1,816.5 million and $2,213.9 million at December 31, 2022 and December 31, 2021, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made five of the seven contributions agreed to in the permitted practice, and a sixth payment is expected by the end of March 2023. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

15

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that the premiums are recorded. The Company recognized $4.5 million and $4.6 million of the deferred gain amortization in 2022 and 2021, respectively. As of December 31, 2022, the deferred gain has been fully amortized into earnings.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $1.0 million and $0.9 million in 2022 and 2021, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1.7 million and $1.1 million in 2022 and 2021, respectively. The Company made no capital contributions to OAS in 2022 or 2021. The Company received dividends of $6.0 million from OAS in 2021. No dividends were received from OAS in 2022.

The Company earned fees of $1.1 million in both 2022 and 2021 from the McCready & Keane Inc. management services agreement.

The Company earned fees of $0.4 million in both 2022 and 2021 from RMS. The Company made noncash capital contributions to RMS of $3.0 million in both 2022 and 2021. During 2022 and 2021, the Company recognized a realized impairment loss of $1.9 million and $3.0 million, respectively, on its investment in RMS.

During 2022 and 2021, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $18.5 million and $23.6 million, respectively.

OneAmerica Asset Management (OAM), LLC, a limited liability company domiciled in Indiana, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $8.4 million and $12.8 million in 2021 and 2020, respectively. OAM also provides investment management services to AUL and fees for this service were $12.3 million and $14.3 million in 2022 and 2021, respectively.

Intercompany services are settled monthly.

16

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2022	Value	Gains	Losses	Value
U.S. government bonds	$558,345	$3,374	$38,575	$523,144
All other government bonds	115,968	472	24,243	92,197
Special revenue and special assessment	580,095	5,020	39,241	545,874
Hybrid bonds	51,611	1,831	4,053	49,389
Industrial and miscellaneous	9,739,712	54,874	1,173,087	8,621,499
SVO identified funds	18,774	-	3,017	15,757
	$11,064,505	$65,571	$1,282,216	$9,847,860

				Estimated
	Admitted	Unrealized		Fair
2021	Value	Gains	Losses	Value
U.S. government bonds	$630,588	$38,686	$2,190	$667,084
All other government bonds	143,258	2,418	4,042	141,634
Special revenue and special assessment	496,384	45,134	992	540,526
Hybrid bonds	51,519	4,656	1,005	55,170
Industrial and miscellaneous	11,434,374	881,105	62,484	12,252,995
SVO identified funds	54,971	261	169	55,063
	$12,811,094	$972,260	$70,882	$13,712,472

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2022	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$351,585	$22,798	$83,270	$15,777	$434,855	$38,575
All other government bonds	6,948	757	82,609	23,486	89,557	24,243
Special revenue and assessment	350,576	27,270	56,640	11,971	407,216	39,241
Hybrid bonds	6,875	641	20,557	3,412	27,432	4,053
Industrial and miscellaneous	4,935,728	574,046	2,394,787	599,041	7,330,515	1,173,087
SVO identified funds	-	-	15,757	3,017	15,757	3,017
	$5,651,712	$625,512	$2,653,620	$656,704	$8,305,332	$1,282,216

17

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

	Less than		12 Months
	12 Months		or More		Total
2021	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$79,175	$1,440	$6,625	$750	$85,800	$2,190
All other government bonds	54,717	1,391	35,782	2,651	90,499	4,042
Special revenue and assessment	65,403	992	-	-	65,403	992
Hybrid bonds	423	22	22,330	983	22,753	1,005
Industrial and miscellaneous	1,964,258	28,830	808,647	33,654	2,772,905	62,484
SVO identified funds	18,620	169	-	-	18,620	169
	$2,182,596	$32,844	$873,384	$38,038	$3,055,980	$70,882

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $6.4 million of bond impairments related to other-than-temporary declines in fair value in 2022. The amount was reported as a realized loss. The 2022 book value of the impaired bonds was $9.9 million at the time of the write-downs. There were no bond impairments related to other-than-temporary declines in fair value in 2021.

The admitted value and estimated fair value of bonds at December 31, 2022, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value
Due in one year or less	$199,091	$197,036
Due after one year through five years	1,227,885	1,181,725
Due after five years through ten years	1,429,333	1,252,741
Due after ten years	5,490,204	4,699,338
	8,346,513	7,330,840
Mortgage-backed securities	2,717,992	2,517,020
	$11,064,505	$9,847,860

Proceeds from sales of investments in bonds during 2022 and 2021 were $3,168.8 million and $900.2 million, respectively. Gross gains of $113.4 million and $26.1 million and gross losses of $135.7 million and $26.4 million were realized on those disposals in 2022 and 2021, respectively. Activity in 2022 includes the assets transferred to Commonwealth Annuity and Life Insurance Company as discussed in Note 11.

Securities sold, redeemed, liquidated, or otherwise disposed as a result of a callable feature included 13 CUSIPS with a total of $5.0 million of investment income generated.

18

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Loan-backed securities owned at December 31, 2022 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 months	$105,652
	12 Months or longer	$105,352

The aggregate related fair value of securities with unrealized losses:
	Less than 12 months	$1,362,802
	12 Months or longer	$927,483

Total capital gains (losses) of ($22.0) million and ($0.2) million before tax were transferred to IMR in 2022 and 2021, respectively.

At December 31, 2022 and 2021, the common stock unrealized appreciation of $7.7 million and $3.2 million, respectively, is comprised of $7.7 million and $3.2 million of unrealized gains and no unrealized losses, and has been reflected directly in surplus. In 2022 and 2021, the Company did not have any stock impairments related to other-than-temporary declines in fair values.

Net investment income consists of the following:

	2022	2021

Interest	$570,569	$609,299
Dividends	2,883	8,547
Rental Income	19,418	16,750
Other	26,455	27,919
Gross investment income	619,325	662,515

Less investment expenses	43,604	42,884
Net investment income	$575,721	$619,631

There was no nonadmitted accrued investment income at December 31, 2022 or 2021. Net investment income includes $3.5 million and $2.2 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2022 and 2021, respectively.

At December 31, 2022 and 2021, investments in bonds with an admitted asset value of $3.8 million and $3.5 million respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $29.5 million and $54.5 million at December 31, 2022 and 2021, respectively. AUL had $341.3 million and $266.7 million outstanding commitments on its other invested assets portfolio as of December 31, 2022 and 2021, respectively.

AUL did not hold any structured notes at December 31, 2022 or 2021.

19

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	3,159	-	3,159	6/30/2022	Sub-2	Y	3,159	N
MRO-A	1,320	1,320	-	N/A	N/A	N/A	N/A	N/A
Total	$4,479	$1,320	$3,159

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2021, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 31 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2022		2021
	Amount	% of Total	Amount	% of Total
Apartments	$575,655	23.7%	$616,649	24.9%
Industrial/warehouse	648,341	26.7%	656,957	26.5%
Medical office	48,585	2.0%	55,721	2.2%
Office	272,097	11.2%	255,874	10.3%
Retail	843,089	34.7%	865,847	34.9%
Other	40,584	1.7%	28,772	1.2%
Subtotal gross mortgage loans	2,428,351	100.0%	2,479,820	100.0%
Valuation allowance	-		-
Balance, end of year	$2,428,351		$2,479,820

During 2022, the minimum and maximum lending rates for mortgage loans were 9.3 percent and 2.9 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 73.0 percent. As of December 31, 2022 and 2021, the Company held no mortgages with interest more than 30 days past due. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2022 or 2021.

20

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

In response to the COVID-19 pandemic, loan modifications were provided on a good faith basis to borrowers who were current. All modification were in the form of waivers of scheduled principal payments for a period of four to six months. No interest payments were waived, and no interest rates were modified. During 2020, the Company modified 48 loans. Subsequently, 8 loans were repaid and, as of December 31, 2022, 40 modified loans remained totaling $228.1 million, or 9.4%, of carrying value of the commercial mortgage portfolio. The modification period has ended, and all loans remained in good standing as of December 31, 2022. The modifications in 2020 were within the scope of the NAIC’s interpretation 20-03 adopted in April 2020, as amended in January 2021, and did not constitute troubled debt restructurings. This statutory accounting exception allows insurance reporting entities to address the mortgage loan modification or forbearance request with constituting troubled debt restructuring if certain criteria are not met.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.

We did not consider any mortgage loans to be impaired for the years ended December 31, 2022 and 2021 and did not hold a related allowance for losses during those periods.

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2022	2021

CM1 - highest quality	$2,195,687	$2,282,842
CM2 - high quality	207,089	195,489
CM3 - medium quality	24,154	-
CM4 - low medium quality	1,421	1,489
CM5 - low quality	-	-

Subtotal - CM category	2,428,351	2,479,820

Residential - not categorized	-	-
Valuation adjustment	-	-

Total	$2,428,351	$2,479,820

21

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2022 or 2021. The Company did not restructure any mortgage loans in 2022 or 2021.

AUL had outstanding mortgage loan commitments of approximately $20.8 million and $85.0 million at December 31, 2022 and 2021, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes and clearing houses and are primarily contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to reinsurance agreements and risk of changes in credit spreads from the time cash is received until which time it can be invested. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes the purchase of credit default swaps.

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction, which determines the amount of the credit payment.

Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring, or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

22

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The Company also shorts investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2022, the fair value of derivative assets and liabilities were $10.2 million and $1.5 million, respectively. As of December 31, 2021, the fair value of derivative assets and liabilities were $64.8 million and $45.3 million, respectively. The change in unrealized gains and losses was ($3.6) million and $10.0 million, net gain (loss) recognized in 2022 and 2021, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $9.3 million and $19.3 million at December 31, 2022 and 2021, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $10.8 million and $0 at December 31, 2022 and 2021, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

The notional amounts and the fair value of derivative contracts at December 31, were as follows:

	2022		2021
	Notional	Fair Value	Notional	Fair Value
Purchased S&P 500 call options	$104,450	$1,312	$509,850	$63,620
Written S&P 500 call options	94,750	(585)	461,300	(44,595)
Creditdefault swaps index	40,950	(340)	-	-
Foreign currency swaptions	80,061	8,342	68,471	742
U.S. Treasury futures	25,000	(29)	-	-
Net fair value		$8,700		$19,767

23

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

	Total General Account		Change between	Gross Admitted and Nonadmitted Restricted to Total Admitted
Restricted Asset Category	2022	2021	years	Assets
Federal Home Loan Bank of Indianapolis (FHLBI) capital stock	$75,577	$75,038	$539	0.2%
On deposit with states	3,794	3,477	317	0.0%
Bonds held for the FHLBI collateral	502,862	163,871	338,991	1.5%
Bonds held for assumed reinsurance	152,209	117,242	34,967	0.5%
Mortgage loans held for the FHLBI collateral	2,224,321	2,223,893	428	6.7%
Collateral held under security lending agreement	386,547	610,406	(223,859)	1.2%
Total restricted assets	$3,345,310	$3,193,927	$151,383	10.1%

The Company held cash collateral at fair value in the amount of $386.5 million and $610.4 million as of December 31, 2022 and 2021, respectively.

Reinvested collateral assets as of December 31, 2022 are as follows:

	2022		2021
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(398)	$(400)	$37	$34
30 Days or Less	117,029	117,030	175,305	175,307
31 to 60 Days	26,025	26,028	31,425	31,425
61 to 90 Days	1,300	1,300	65,317	65,321
91 to 120 Days	59,648	59,693	35,043	35,037
121 to 180 Days	83,084	83,106	88,454	88,446
181 to 365 Days	90,249	90,328	171,728	171,665
1 to 2 Years	9,610	9,571	43,097	43,060
2 to 3 Years	-	-	-	-
Greater than 3 Years	-	-	-	-
Subtotal	386,547	386,656	610,406	610,295
Securities Received	-	-	-	-
Total Collateral Reinvested	$386,547	$386,656	$610,406	$610,295

24

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge. The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2022 and 2021 as follows:

	2022	2021
Description of Collateral	Amortized Cost	Amortized Cost
Industrial and miscellaneous bonds	$7,675	$26,959
Certificates of deposit	1,935	16,138
Total collateral extending beyond one year from of the reporting date	$9,610	$43,097

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

Transfers of financial assets accounted for as secured borrowings at December 31, 2022 and 2021 are as follows:

	2022	2021
Assets:
Bonds	$64,297	$105,251
Cash, cash equivalents, and short term	322,250	505,155
Total securities lending collateral	$386,547	$610,406

Liabilities:
Securities lending cash collateral	$386,547	$610,406

The Company does not have any transfers of receivables with recourse.

25

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation and consists of $14.1 million and $14.6 million for investment properties and $74.5 million and $75.2 million for the home office at December 31, 2022 and 2021, respectively. Depreciation expense on real estate amounted to $6.4 million and $6.2 million in 2022 and 2021, respectively.

Income from real estate for 2022 and 2021 includes $6.9 million and $6.8 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2022 or 2021.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $2,168.9 million and $1,236.0 million as of December 31, 2022, and 2021, respectively. The amount of the related reserve was $8.2 million and $8.1 million, for December 31, 2022 and 2021, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited. These reserves consisted of the following at December 31:

	2022	2021
Life and accident and health reserves
Individual, group and credit life policies	$3,767,809	$3,587,695
Annuities and deposit administration funds	10,829,647	10,360,846
Accident and health and other reserves	1,808,080	1,753,445
Less reinsurance ceded	(4,415,981)	(2,070,042)
	$11,989,555	$13,631,944

26

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2022		2021
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$1,984,067	7.3%	$2,293,086	7.0%
At book value less surrender charges	436,983	1.6%	487,162	1.5%
At market value	16,480,246	60.5%	20,755,889	63.0%
	18,901,296	69.4%	23,536,137	71.4%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	5,323,530	18.0%	4,731,435	14.4%
Not subject to discretionary withdrawal	5,369,172	18.2%	4,636,466	14.2%

	$29,593,998	100.0%	$32,904,038	100.0%
Less reinsurance ceded	(2,398,931)		-

	$27,195,067		$32,904,038

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2022:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$-	$22,724	$23,165	$-	$-	$-
Universal Life	86,154	98,300	88,264	-	-	-
Other Permanent Cash Value Life Insurance	-	1,187,524	3,023,728	-	-	-
Variable Universal Life	10,450	10,450	10,220	117,085	117,113	115,773

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	622,433	-	-	-
Accidental Death Benefits	-	-	131	-	-	-
Disability - Active Lives	-	-	24,314	-	-	-
Disability - Dasabled Lives	-	-	47,093	-	-	-
Miscellaneous Reserves	-	-	102,718	-	-	-

Total gross	$96,604	$1,318,998	$3,942,066	$117,085	$117,113	$115,773
Reinsurance Ceded	-	-	702,515	-	-	-
Total	$96,604	$1,318,998	$3,239,551	$117,085	$117,113	$115,773

27

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Reconciliation of total life actuarial reserves at December 31, 2022	Amount
Life & Accident & Health Annual Statement
Life Insurance	$3,170,590
Accidental Death Benefits	129
Disability - Active Lives	6,789
Disability - Disabled Lives	38,893
Miscellaneous Reserves	23,150
Subtotal	$3,239,551
Separate Accounts Annual Statement
Life Insurance	$115,773
Accident and health	-
Miscellaneous reserves	-
Subtotal	$115,773
Combined Total	$3,355,324

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.  Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2022		2021
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$9,197	$17,651	$8,109	$15,474
Ordinary renewal	74,093	69,558	69,384	63,405
Group life	3,263	3,263	3,015	3,015
Group annuity	(630)	(630)	60	60
	$85,923	$89,842	$80,568	$81,954

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $7.6 million and $7.0 million at December 31, 2022 and 2021, respectively. This represented 2.5 percent and 2.3 percent of the total net premiums written for group life and health in 2022 and 2021, respectively.

28

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

8.	Separate Accounts

Separate Account assets held by the Company are carried at fair value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2022	2021
Product
Life insurance	$117,878	$160,566
Individual annuities	305,082	448,402
Group annuities	16,569,229	20,501,052
Total	$16,992,189	$21,110,020

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2022	2021
Transfers as reported in the statements of operations of the separate accounts statement:
Transfers to separate accounts	$2,955,687	$3,152,428
Transfers from separate accounts	3,220,219	3,484,823
Net transfers to or (from) separate accounts	(264,532)	(332,395)

Reconciling adjustment - annuity reinsurance treaty	84,856	-
Net separate account transfers as reported in the statements of operations	$(179,676)	$(332,395)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2022	2021
Premiums, considerations or deposits	$2,955,687	$3,152,428
Reserves at December 31
For accounts with assets at
Market value	$16,596,176	$20,917,752
Amortized cost	392,565	186,338
Total reserves	$16,988,741	$21,104,090

By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	16,596,176	20,917,752
At book value without market value adjustment and with current surrender charge of less than 5%	392,565	186,338
	16,988,741	21,104,090
Not subject to discretionary withdrawal	-	-
Total	$16,988,741	$21,104,090

29

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

9.	Employees’ and Agents’ Benefit Plans

On December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2022	2021	2022	2021
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$71,902	$74,681
Service cost	-	-	3,396	1,505
Interest cost	-	-	1,860	1,415
Contribution by plan participants	-	-	1,368	1,424
Actuarial loss	-	-	(20,333)	(2,250)
Benefits paid	-	-	(4,909)	(4,873)
Plan amendments	-	-	4,589	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$57,873	$71,902

30

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

	Postretirement Benefits
	2022	2021
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,541	3,449
Plan participants' contributions	1,368	1,424
Benefits paid	(4,909)	(4,873)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	2,212	-
Total assets (nonadmitted)	$2,212	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$59,182	$59,139
Liability for pension benefits	(1,309)	12,763
Total liabilities recognized	$57,873	$71,902
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$3,396	$1,505
Interest cost	1,860	1,415
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	490	1,177
Prior service cost or credit	490	(168)
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$6,236	$3,929

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$(8,917)	$(13,158)
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	(178)	(168)
Net gain and loss arising during the period	16,412	3,232
Net gain and loss recognized or transferred to parent	490	1,177
Items not yet recognized as a component of net periodic cost - current year	$7,807	$(8,917)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	(3,901)	197
Net recognized gains and (losses)	11,709	(9,114)

31

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2022	2021
Discount rate	3.00%	2.58%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2022	2021
Discount rate	5.60%	2.95%
Rate of compensation increase	6.00%	6.00%

Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2023 rate of 6.50% until the ultimate rate of 5.00% is reached in 2029.

The Company expects to contribute $3.8 million to its other postretirement benefit plans in 2023.

OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs were $2.8 million and $10.0 million for 2022 and 2021, respectively. The Company has no legal obligation for benefits under this plan.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2023	$3,769
2024	3,806
2025	3,803
2026	3,929
2027	4,099
Years 2027-2031	24,349

32

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $5.1 million and $4.0 million for 2022 and 2021, respectively. As of December 31, 2022, the fair value of the plan assets was $439.3 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2022 plan year. The Company’s contribution to the plan was $0.3 million and $1.7 million in safe harbor matching contributions for 2022 and 2021, respectively. As of December 31, 2022, the fair value of the plan assets was $43.6 million.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $10.5 million and $7.9 million for 2022 and 2021, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents, and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

33

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2022
	Ordinary	Capital	Total
Gross deferred tax assets	$212,130	$1,364	$213,494
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	212,130	1,364	213,494
Deferred tax asset nonadmitted	(59,349)	-	(59,349)
Subtotal net admitted deferred tax asset	152,781	1,364	154,145
Deferred tax liabilities	(45,350)	-	(45,350)
Net admitted deferred tax asset	$107,431	$1,364	$108,795

(Increase) Decrease in nonadmitted tax asset			$(16,039)

	2021
	Ordinary	Capital	Total
Gross deferred tax assets	$179,143	$424	$179,567
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	179,143	424	179,567
Deferred tax asset nonadmitted	(43,310)	-	(43,310)
Subtotal net admitted deferred tax asset	135,833	424	136,257
Deferred tax liabilities	(48,591)	-	(48,591)
Net admitted deferred tax asset	$87,242	$424	$87,666

34

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2022			2021
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	107,431	1,364	108,795	87,242	424	87,666
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	107,431	1,364	108,795	87,242	424	87,666
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	193,051	-	-	221,074
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	45,350	-	45,350	48,591	-	48,591
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$152,781	$1,364	$154,145	$135,833	$424	$136,257

Ratio percentage used to determine recovery period and threshold			828%			1085%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,287,008			$1,473,827

35

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2022		2021		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$212,130	$1,364	$179,143	$424	$32,987	$940
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	3.8%	100.0%	0.0%	100.0%	3.8%	0.0%
Net admitted adjusted gross DTAs	152,781	1,364	135,834	424	16,947	940
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	5.3%	100.0%	0.0%	100.0%	5.3%	0.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the change in nonadmitted Assets) at December 31:

	2022	2021	Change
Gross deferred tax assets	$213,495	$179,567	$33,928
Deferred tax liabilities	45,350	48,591	(3,241)
Net deferred tax asset	168,145	130,976	37,169
Tax effect of unrealized gains (losses)	(1,823)	450	(2,273)
Net deferred income tax asset, excluding unrealized gains	$169,968	$130,526	$39,442

36

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2022	2021
Deferred tax assets
Policyholder reserves	$72,748	$70,539
Investments	-	152
Deferred acquisition costs	32,400	40,066
Policyholder dividend accrual	2,619	2,339
Fixed and amortizable assets	(1,605)	(2,028)
Compensation and benefits accrual	34,706	30,683
Pension accrual	-	2,689
Receivables nonadmitted	36,719	31,124
Net operating loss carryforwards	31,090	-
Other	3,453	3,579
Ordinary deferred tax assets	212,130	179,143
Nonadmitted deferred tax assets	(59,349)	(43,310)
Admitted ordinary deferred tax assets	$152,781	$135,833

Capital
Investments	1,364	424
Nonadmitted	-	-
Admitted deferred tax assets	$154,145	$136,257

Deferred tax liabilities
Investments	$4,474	$10,407
Fixed assets	18,408	14,972
Deferred and uncollected premium	17,236	16,437
Policyholder reserves	5,232	6,877
Other	-	(102)
Ordinary deferred tax liabilities	45,350	48,591
Capital - investments	-	-
Deferred tax liabilities	45,350	48,591

Net admitted deferred tax asset	$108,795	$87,666

37

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2022	2021
Tax expense at the federal statutory rate	$(33,736)	$9,770
Tax preferenced investment income	(5,986)	(30,240)
Nondeductible expenses	589	170
Change in interest maintenance reserve	(455)	(757)
Change in nonadmitted assets	(5,595)	(6,715)
Elimination of statutory ceding commission amortization and capitalization	(8,373)	4,567
Net assets transferred in conjunction with an affiliate reinsurance transaction	-	12,612
Provision to return adjustment	(2,180)	516
Change in pension liability	-	(978)
Other	(3,096)	(247)
	$(58,832)	$(11,302)

Federal and foreign income taxes incurred	$(19,391)	$10,080
Change in net deferred income taxes	(39,441)	(21,382)
Total statutory income tax benefit	$(58,832)	$(11,302)

Federal income tax-operating	$(11,756)	$10,794
Federal income tax-capital gains (losses)	(7,635)	(714)
Federal income tax incurred	$(19,391)	$10,080

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2022	$-
2021	18,860
2020	3,828

A reconciliation of the beginning and ending liability for tax contingencies is as follows:

	2022	2021
Beginning of the year balance	$-	$1,324
Additions based on tax positions related to prior years	-	-
Deduction for expiration of federal statute of limitations	-	(1,324)
End of the year balance	$-	$-

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2018. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant income tax liability resulting from uncertain tax positions.

38

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

As of December 31, 2022, we had $108.8 million in net deferred tax assets (DTAs). These DTAs include $31.1 million related to net operating loss carryforwards originating in 2022 that can be used to offset taxable income in future periods and reduce our income taxes payable in those future periods. These losses have an indefinite life and will not expire.  At this time, we consider it more likely than not that we will have sufficient taxable income in the future that will allow us to realize these DTAs.

On August 16, 2022, the President signed into law the Inflation Reduction Act which implements a new Corporate Alternative Minimum Tax (CAMT) to be applicable for tax years beginning after December 31, 2022. The Company has determined the CAMT will not be applicable in 2023.

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2022 and 2021, life reinsurance assumed was approximately 22 and 25 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 16 and 18 percent of gross life insurance premium income in 2022 and 2021, respectively. Premiums on accident and health reinsurance assumed were approximately 22 percent of gross accident and health premium income in both 2022 and 2021.

(1) Annuity Reinsurance Transaction

Effective January 1, 2022, the Company entered into an agreement with Commonwealth Annuity and Life Insurance Company (“the Reinsurer”) to cede a block of in-force individual annuities and group annuities and ceded certain new individual annuities with net statutory reserves of $2,449.1 million through 100% indemnity coinsurance. The closing date of the transaction and the transfer of assets occurred on March 8, 2022. As a result of the transaction, the net gain from operations before tax was reduced by $14.3 million.

The following summarizes other impacts of the transaction, subject to finalization of customary post-close adjustments:

Statutory reserves as of January 1, 2022	$2,449,051
Realized capital gains on invested assets transferred, net of tax	22,508
Existing interest maintenance reserve	15,816
Expenses and other adjustments	14,354
Interest through settlement on March 8, 2022	17,938
Accrued interest on invested assets transferred	(24,369)
Coinsurance settlement for policy activity from January 1 to March 8, 2022	(27,094)
Total net settlement amount	2,468,204

Invested assets transferred at fair value	2,440,989
Cash transferred	27,215
Total net settlement amount	2,468,204

The Company transferred assets, primarily NAIC Class 1 and 2 bonds, with a fair value of $2,441.0 million. In accordance with the agreement, the Company transferred the IMR net of tax created on the transaction of $22.5 million to the reinsurer.

39

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

(2)	Affiliate Reinsurance Transaction

Effective July 1, 2021, Pioneer Mutual Life Insurance Company (“Pioneer”) entered into an agreement with the Company to cede all of Pioneer’s outstanding policies (with net policyholder liabilities of approximately $410.8 million) through a 100% indemnity coinsurance agreement. As a result of the transaction, the net gain (loss) from operations before tax was improved by $20.1 million and included the following items:

1.	Pioneer paid a ceding commission to the Company of $31.4 million.

2.	Pioneer transferred its existing interest maintenance reserve (“IMR”) balance of $0.5 million ($0.7 million pre-tax).

3.	The Company recorded no transaction expenses and purchase price adjustments as a result of the transaction.

4.	The Company deferred $24.8 million of the gain on the reinsurance transaction to be recognized over time.

In addition, the following summarizes other impacts of the transaction.

1.	Pioneer transferred assets, primarily NAIC Class 1 and 2 bonds, with a fair value of $492.2 million. In accordance with the agreement, Pioneer transferred the realized capital gains created on the transaction of $60.1 million to the Company.

2.	The following summarizes the net settlement and the amounts transferred or accrued to the Company, subject to finalization of customary post-closing:

Statutory reserves as of July 1, 2021	$403,539
Realized capital gains on invested assets transferred	60,059
Existing interest maintenance reserve (pre-tax)	675
Ceding commission	31,427
Accrued interest on invested assets transferred	(3,234)
Total net settlement amount	492,466

Invested assets transferred at fair value	492,199
Cash transferred	267
Total net settlement amount	492,466

40

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2022	2021
Reinsurance ceded on ordinary life in force	$49,403,016	$53,997,540
Reinsurance ceded on group and credit life in force	3,376,508	4,026,879
Life reinsurance premiums ceded	149,148	158,643
Annuity reinsurance premiums ceded	108,832	8,741
Accident and health reinsurance premiums ceded	50,070	52,235
Reinsurance recoveries	293,509	312,561

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2022 and 2021 by $4,416.0 million and $2,070.0 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2022 and 2021 by $81.0 million and $95.6 million, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract.  If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable.  Six reinsurers account for the majority of the Company’s December 31, 2022, ceded reserves for life and accident and health insurance.    Four of these reinsurers maintain A.M. Best ratings of A+, the remaining two reinsurers have an A. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a Claims Payment Guarantee from another reinsurer in order to reduce the credit risk to OneAmerica.  The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2022, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2022 or 2021.

The Company did not commute any material ceded reinsurance in 2022 or 2021.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2022 and 2021 was $264.8 million and $225.6 million, respectively. MidAmerica does not have an exclusive contract with the Company.

41

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

13.	Risk-Based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2022 and 2021, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results, or cash flows.

The Company has no material contingent liabilities. In July 2022, OneAmerica established a $200.0 million line of credit with three participating banking institutions. The Company and State Life are guarantors on the line of credit.

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved and paid in 2022 and in 2021. Total interest paid inception to date is $154.7 million.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2022 and 2021 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve-month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $118.9 million in 2023.

The Company paid dividends of $30.0 million and $6.0 million to OneAmerica in 2022 and 2021, respectively. The Company did not receive a capital contribution in 2022 or 2021.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2022 is as follows:

Nonadmitted asset values	$(244,985)
Asset valuation reserve	$(187,267)
Net unrealized gain (losses)	$41,448
Reinsurance recoverables from unauthorized companies	$52

42

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50.0 million, which matured in March 2023. During March 2023, the line of credit was renewed for an additional year. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2022 or 2021.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2022 and 2021, the carrying value of the FHLBI Class B common stock was $75.6 million and $75.0 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

Funding Agreements associated with the FHLBI totaled $1,593.5 million and $1,351.5 million of December 31, 2022 and 2021, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,596.2 million and $1,352.3 million at December 31, 2022 and 2021, respectively. Interest paid was $29.6 million and $18.0 million in 2022 and 2021, respectively.

The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,410.3 million and $2,388.0 million at December 31, 2022 and 2021, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,727.2 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $22.5 million at December 31, 2022.

43

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example, the FHLB stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

44

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2022	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc	$22	$-	$78,023	$78,045
Bonds - Industrial & misc	-	-	1,950	1,950
Derivatives	-	1,312	-	1,312
Separate account assets *	16,992,189	-	-	16,992,189
Total Assets	$16,992,211	$1,312	$79,973	$17,073,496

Liabilities
Derivatives	$-	$953	$-	$953

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2021	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc Total common stocks	$24	$-	$76,346	$76,370
Derivatives	-	63,620	-	63,620
Separate account assets *	21,110,020	-	-	21,110,020
Total Assets	$21,110,044	$63,620	$76,346	$21,250,010

Liabilities
Derivatives	$-	$44,595	$-	$44,595

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with fair value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

45

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

	Common Stocks	Bonds
	Industrial & misc	Industrial & misc	Total
Beginning Balance at December 31, 2020	$83,768	$-	$83,768
Transfer into level 3	-	-	-
Transfer out of level 3	-	-	-
Total gains (losses) included in net income	-	-	-
Total gains (losses) included in surplus	30	-	30
Purchases	-	-	-
Issuances	-	-	-
Sales	(7,452)	-	(7,452)
Settlements	-	-	-
Ending Balance at December 31, 2021	$76,346	$-	$76,346
Transfer into level 3	-	1,950	1,950
Transfer out of level 3	-	-	-
Total gains (losses) included in net income	-	-	-
Total gains (losses) included in surplus	704	-	704
Purchases	12,301	-	12,301
Issuances	-	-	-
Sales	(11,328)	-	(11,328)
Settlements	-	-	-
Ending Balance at December 31, 2022	$78,023	$1,950	$79,973

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

46

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2022 and 2021

(Dollars in tables in thousands)

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2022					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$9,847,860	$11,064,505	$19,380	$8,988,870	$839,610	$-	$-
Preferred stocks	1,984	2,000	-	1,984	-	-	-
Common stocks	84,939	84,939	22	-	84,917	-	-
Mortgage loans	2,130,262	2,428,351	-	-	2,130,262	-	-
Cash & cash equivalents	(17,182)	(17,182)	(17,182)	-	-	-	-
Contract loans	-	539,734	-	-	-	539,734	-
Derivatives	10,188	5,709	-	10,188	-	-	-
Other invested assets	480,385	498,696	-	144,179	336,206	-	-
Securities lending reinvested collateral assets	386,656	386,547	84,099	302,557	-	-	-
Corporate owned life insurance	477,221	477,221	-	477,221	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	16,992,189	16,992,189	16,992,189	-	-	-	-
Liabilities
Derivatives	1,488	1,462	29	1,459	-	-	-
Payable for securities lending	386,656	386,547	84,099	302,557	-	-	-
Funding agreements	1,361,341	1,351,505	-	-	1,361,341	-	-

	2021					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$13,712,472	$12,811,094	$58,810	$12,767,789	$885,873	$-	$-
Preferred stocks	2,130	2,000	-	2,130	-	-	-
Common stocks	79,467	79,443	24	-	79,443	-	-
Mortgage loans	2,466,406	2,479,820	-	-	2,466,406	-	-
Cash & cash equivalents	72,329	72,329	72,329	-	-	-	-
Contract loans	-	489,729	-	-	-	489,729	-
Derivatives	63,620	63,620	-	63,620	-	-	-
Other invested assets	370,888	370,888	-	87,003	283,885	-	-
Securities lending reinvested collateral assets	610,295	610,406	97,190	513,105	-	-	-
Corporate owned life insurance	496,481	496,481	-	496,481	-	-	-
Employee and agent trust	347	347	-	347	-	-	-
Separate account assets	21,110,020	21,110,020	21,110,020	-	-	-	-
Liabilities
Derivatives	45,266	47,217	-	45,266	-	-	-
Payable for securities lending	610,295	610,406	97,190	513,105	-	-	-
Funding agreements	1,361,341	1,351,505	-	-	1,361,341	-	-

18.	Subsequent Events and Other Items

Management has evaluated the impact of all subsequent events through April 12, 2023, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

47

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2022

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$16,328
Other bonds (unaffiliated)	424,698
Preferred stocks (unaffiliated)	172
Common stocks (unaffiliated)	2,711
Common Stocks (affiliated)	-
Mortgage loans	104,450
Real estate	19,418
Premium notes, policy loans and liens	24,340
Cash and cash equivalents	753
Derivative Instruments	672
Other invested assets	24,185
Aggregate write-ins for investment income	1,598
Gross investment income	$619,325

Real estate owned—book value less encumbrances	$88,686

Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	2,428,351
Total mortgage loans	$2,428,351

Mortgage loans by standing—book value
Good standing	$2,428,351
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,428,351

Other long-term assets—statement value	$498,696

Common stock of parent, subsidiary, and affiliates—book value	$6,894

Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$420,564
Over 1 year through 5 years	2,215,526
Over 5 years through 10 years	2,393,989
Over 10 years through 20 years	2,767,289
Over 20 years	3,248,363
No maturity date	18,774
Total by maturity	$11,064,505

Bonds by class—statement value
Class 1	$6,405,804
Class 2	4,237,730
Class 3	345,160
Class 4	59,438
Class 5	13,197
Class 6	3,176
Total by class	$11,064,505

Total bonds publicly traded	$5,681,746
Total bonds privately placed	$5,382,759

This accompanying note is an integral part of these supplemental schedules

48

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2022

(In thousands)

Preferred stocks—statement value	$2,000
Common stocks—market value	$84,939
Short-term investments—book value	$-
Derivatives - statement value, net	$4,248
Cash (overdraft) on deposit	$(17,182)
Life insurance in force
Ordinary	$68,395,600
Credit life	$159
Group life	$58,109,973
Amount of accidental death insurance in force under ordinary policies	$14,937
Life insurance policies with disability provisions in force
Ordinary	$5,996,644
Group life	$45,876,736
Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$26,011
Income payable	$337
Ordinary—involving life contingencies
Income payable	$187
Group—not involving life contingencies
Amount on deposit	$-

Annuities
Ordinary
Immediate—amount of income payable	$31,689
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,203,554
Group
Amount of income payable	$208,295
Fully paid account balance	$747,802
Not fully paid account balance	$4,685,302
Accident and health insurance—premiums in force
Ordinary	$47,600
Group	$161,594
Credit	$-

This accompanying note is an integral part of these supplemental schedules

49

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2022

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$7,560
Dividend accumulations—account balance	$44,383
Claim payments (by accident year)
Group accident and health
2022	$40,094
2021	$27,459
2020	$11,322
2019	$4,991
2018	$2,623
Prior	$10,758
Other accident and health
2022	$-
2021	$-
2020	$-
2019	$-
2018	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2022	$-
2021	$-
2020	$-
2019	$-
2018	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

50

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2022

(In thousands)

The Company’s gross investment holdings as filed in the 2022 Annual Statement are $15,082.0 million.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. Governments	$558,345	3.702%	$558,345	-	$558,345	3.702%
1.02 All Other Governments	113,415	0.752%	113,415	-	113,415	0.752%
1.03 U.S. States, Territories and Possessions etc, Guaranteed	2,553	0.017%	2,553	-	2,553	0.017%
1.04 U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	-	0.000%	-	-	-	0.000%
1.05 U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	580,095	3.846%	580,095	-	580,095	3.846%
1.06 Industrial and Miscellaneous	9,739,713	64.57%	9,739,713	64,297	9,804,010	65.00%
1.07 Hybrid Securities	51,611	0.342%	51,611	-	51,611	0.342%
1.08 Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
1.09 SVO Identified Funds	18,774	0.124%	18,774	-	18,774	0.124%
1.10 Bank Loans	-	0.000%	-	-	-	0.000%
1.11 Total Long-Term Bonds	11,064,506	73.356%	11,064,506	64,297	11,128,803	73.789%
2. Preferred Stocks (Schedule D, Part 2, Sections 1):
2.01 Industrial and Misc. (Unaffiliated)	2,000	0.013%	2,000	-	2,000	0.013%
2.02 Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
2.03 Total Preferred Stocks	2,000	0.013%	2,000	-	2,000	0.013%
3. Common Stocks (Schedule D, Part 2, Sections 2):
3.01 Industrial and Misc. (Unaffiliated) Publicly Traded	22	0.000%	22	-	22	0.000%
3.02 Industrial and Misc. (Unaffiliated) Other	78,023	0.517%	78,023	-	78,023	0.517%
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	6,894	0.046%	6,894	-	6,894	0.046%
3.04 Parent, Subsidiaries and Affiliates Other	-	0.000%	-	-	-	0.000%
3.05 Mutual Funds	-	0.000%	-	-	-	0.000%
3.06 Total Common Stocks	84,939	0.563%	84,939	-	84,939	0.563%
4. Mortgage Loans (Schedule B):				-
4.01 Farm Mortgages	-	0.000%	-	-	-	0.000%
4.02 Residential Mortgages	-	0.000%	-	-	-	0.000%
4.03 Commercial Mortgages	2,428,351	16.100%	2,428,351	-	2,428,351	16.101%
4.04 Mezzanine Real Estate Loans	-	0.000%	-	-	-	0.000%
4.05 Total Mortgage Loans	2,428,351	16.100%	2,428,351	-	2,428,351	16.101%
5. Real estate (Schedule A):
5.01 Properties Occupied by Company	74,537	0.494%	74,537	-	74,537	0.494%
5.02 Properties Held for Production of Income	14,149	0.094%	14,149	-	14,149	0.094%
5.03 Properties Held for Sale	-	0.000%	-	-	-	0.000%
5.04 Total Real Estate	88,686	0.588%	88,686	-	88,686	0.588%
6. Cash, cash equivalents, and short term investments:
6.01 Cash (Schedule E, Part 1)	(17,182)	-0.114%	(17,182)	152,503	135,321	0.897%
6.02 Cash Equivalents, (Schedule E, Part 2)	-	0.000%	-	84,499	84,499	0.560%
6.03 Short-Term Investments (Schedule DA)	-	0.000%	-	85,248	85,248	0.565%
6.04 Total Cash, Cash Equivalents, and Short Term Investments	(17,182)	-0.114%	(17,182)	322,250	305,068	2.023%
7. Contract Loans	539,734	3.578%	539,734	-	539,734	3.579%
8. Derivatives (Schedule DB)	5,709	0.038%	5,709	-	5,709	0.038%
9. Other Invested Assets (Schedule BA)	500,016	3.315%	498,696	-	498,696	3.307%
10. Receivables for Securities	-	0.000%	-	-	-	0.000%
11. Securities Lending (Schedule DL, Part 1)	386,547	2.563%	386,547	xxx	xxx	xxx
12. Aggregate Write-ins for Invested Assets	-	0.000%	-	-	-	0.000%
13. Total Invested Assets	$15,083,305	100.00%	$15,081,985	$386,547	$15,081,985	100.00%

This accompanying note is an integral part of these supplemental schedules

51

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2022

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $15,988.3 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets
2.01	FEDERAL HOME LOAN BANK	$75,578	0.5%
2.02	LOCKHEED MARTIN CORPORATION	63,901	0.4%
2.03	KONINKLIJKE PHILIPS NV	62,704	0.4%
2.04	STANLEY BLACK & DECKER INC	57,780	0.4%
2.05	AMERICAN WATER WORKS COMPANY INC	57,000	0.4%
2.06	NORTHROP GRUMMAN CORP	54,272	0.3%
2.07	RAYTHEON TECHNOLOGIES CORPORATION	52,445	0.3%
2.08	SOFTBANK VISION FUND 2	51,626	0.3%
2.09	EXXON MOBIL CORP	48,092	0.3%
2.10	CMS ENERGY CORP	46,427	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
3.01 NAIC – 1	$6,405,804	40.1%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	4,237,730	26.5%	P/RP – 2	2,000	0.0%
3.03 NAIC – 3	345,160	2.2%	P/RP – 3	-	0.0%
3.04 NAIC – 4	59,438	0.4%	P/RP – 4	-	0.0%
3.05 NAIC – 5	13,197	0.1%	P/RP – 5	-	0.0%
3.06 NAIC – 6	3,176	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?
Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$2,021,047	12.6%
4.02	Foreign-currency-denominated investments	75,696	0.5%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

52

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2022

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets
5.01	Countries rated NAIC-1	$1,877,021	11.7%
5.02	Countries rated NAIC-2	109,084	0.7%
5.03	Countries rated NAIC-3 or below	34,942	0.2%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets
	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$755,296	4.7%
6.02	Country:	Australia	409,930	2.6%

	Countries rated NAIC-2
6.03	Country:	Mexico	$67,817	0.4%
6.04	Country:	Indonesia	12,107	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$22,000	0.1%
6.06	Country:	Columbia	4,587	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

This accompanying note is an integral part of these supplemental schedules

53

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2022

(In thousands)

10.	List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets
10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$62,704	0.4%
10.02	KEMBLE WATER HOLDINGS LTD	39,087	0.2%
10.03	INVESCO LTD	38,679	0.2%
10.04	ROYAL DUTCH SHELL PLC	31,351	0.2%
10.05	SIEMENS AG	29,234	0.2%
10.06	CSL LTD	28,459	0.2%
10.07	AMERICA MOVIL SAB DE CV	26,393	0.2%
10.08	DIAMETER CREDIT FUNDING DCF_21-4	25,000	0.2%
10.09	FORT WASHINGTON CLO 2019-1 FWIA_19-1A	25,000	0.2%
10.10	PERNOD-RICARD SA	23,543	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☒ No ☐

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	-	0.0%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
13.02	FEDERAL HOME LOAN BANK	$75,578	0.5%
13.03	HARBOURVEST	34,752	0.2%
13.04	PIMCO	23,618	0.1%
13.05	HGGC	22,832	0.1%
13.06	NEUBERGER BERMAN	18,579	0.1%
13.07	GOLUB	18,243	0.1%
13.08	BLACKROCK	17,619	0.1%
13.09	BARINGS	14,829	0.1%
13.10	SHENKMAN	14,519	0.1%
13.11	MONARCH CAPITAL PARTNERS	14,172	0.1%

This accompanying note is an integral part of these supplemental schedules

54

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2022

(In thousands)

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?
Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$413,862	2.6%

	Largest three investments held in nonaffiliated, privately placed equities:
14.03	FEDERAL HOME LOAN BANK	$75,578	0.5%
14.04	PIMCO CORPORATE OPPORTUNITIES FUND III	19,992	0.1%
14.05	BLACKROCK SECONDARIES & LIQUIDITY SOLUTIONS	17,619	0.1%

List 10 largest fund managers:

	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	HARBOURVEST	$34,752	$34,752	$-
14.07	PIMCO	23,618	23,618	-
14.08	HGGC	22,832	22,832	-
14.09	ISHARES	18,774	18,774	-
14.10	NEUBERGER BERMAN	18,579	18,579	-
14.11	BLACKROCK	17,619	17,619	-
14.12	BARINGS	14,829	14,829	-
14.13	SHENKMAN	14,519	14,519	-
14.14	MONARCH CAPITAL PARTNERS	14,172	14,172	-
14.15	PACIFIC PRIVATE FUND ADVISORS	14,111	14,111	-

15.	Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets?
Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

55

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2022

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
Type (Residential, Commercial, Agricultural)		Amount	Admitted Assets
16.02	Commerical	$33,000	0.2%
16.03	Commerical	27,464	0.2%
16.04	Commerical	27,418	0.2%
16.05	Commerical	26,738	0.2%
16.06	Commerical	26,000	0.2%
16.07	Commerical	24,021	0.2%
16.08	Commerical	23,006	0.1%
16.09	Commerical	22,000	0.1%
16.10	Commerical	21,606	0.1%
16.11	Commerical	21,518	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets
16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets
17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	11,900	0.1%	-	0.0%
17.05 below 70%	-	0.0%	2,416,451	15.1%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

56

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2022

(In thousands)

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,196,472	32.5%	$4,706,439	$4,813,836	$5,088,000
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps, and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$-	0.0%	$-	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$-	0.0%	$-	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

57

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2022

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐ No ⌧

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ⌧

2.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ⌧

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ⌧

This accompanying note is an integral part of these supplemental schedules

58

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2022

(In thousands)

3.            Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.         Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.         Provisions that permit settlements to be made less frequently than quarterly;

c.         Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.         The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ⌧

4.            Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ⌧		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ⌧		Yes ☐ No ☐ N/A ⌧

5.            Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ⌧

b.    Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ⌧

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

59

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment

Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2022

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2022 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2022 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules

60